VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.21

Loan Level Exceptions
Run Date - XX/XX/XXXXX

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Final Credit	Final Value	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
03Q2IA4FUQY	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired  XX/XX/XXXX.  The subject XXXte is dated  XX/XX/XXXX. The file included an approved exception (pg 4XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
													COMMENT: The matrix (pg 1) indicates there are ineligible lending locations nationwide. The subject is located in XXXX. The file included an approved exception (pg 4XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.
0FFL4NSUTJC	XXXXXX			XXXXXXX		1	1	1	1	1	1
0KNPK1OLSTI	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT:   The guidelines (pg 8) requires a minimum DSCR of 1.2XXX% for Traditional II transactions with a loan amount greater than $XXX.  The loan closed with a loan amount of $XXX and DSCR of 1.1X%. The file included an approved exception (pg XXX29), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines (pg XXXX) require XXXXXXXXXXs without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within XXX days of close of escrow or proof borrower established monthly payment plan with XXX The borrower was on a payment plan. The file included an approved exception (pg XXX29), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.
0L134TDAUOY	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
													COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXX (pg XXX6) indicating the borrower lives rent XXXXX at the XXXXXXX. The file included an approved exception (pg XXX1), citing mitigating factors of XXXXXXXXXXXXXXX.
0TVSOPCQMPR	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Occupancy does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg 33) Properties that are vacation homes or second homes are considered XXXXXXXX if the borrower or their immediate family use or intend to use the property for more than XX days The file included a lease (pg 139) confirming the borrower is renting to a XXXXXXXXXX	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   The file is missing the Guaranty.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The file is missing the evidence of insurance.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The file is missing the title.

*** (CURED) XXXte is missing or unexecuted - EV R
COMMENT:   The file is missing the XXXte.

*** (CURED) Verification of Mortgage (VOM) - EV R
														COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XX months on the subject property. The file did XXXt include evidence of the subject payment history.
0UFT1BWCEXG	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property are required to obtain a Business Interruption policy.  The evidence of insurance does XXXt include the law and ordinance endorsement. The file included an approved exception (pg 1X3), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Does XXXt meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXX. The value of $XXX was used for qualifying purposes. The file included an approved exception (pg 1X3), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The borrower lives XXX. The file included an approved exception (pg 1X3), citing mitigating factors of XXXXXXXXXX.	*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The collateral checklist requires the executed XXXtice of Final Agreement.  The file is missing the executed disclosure.

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT:   FEMA disaster XXXXXXXX Hurricane XXX DR-4X98-XX, incident dated XX/XX/XXXX, declared XX/XX/XXXX.  The appraisal is dated XX/XX/XXXX., the subject loan closed XX/XX/XXXX. The file did XXXt include evidence was the property was XXXt effected by the storm.

*** (CURED) HOA Certificate  - EV R
COMMENT:   The HOA is incomplete, questions #XX and #XX are XXXt answered.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The evidence of insurance reXXXect premium due in the amount of $XXX.  The file did XXXt include the final HUD to confirm this was paid in full.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The file is missing the final HUD.
0XFOQRR2DUA	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
0XUIHPDHJHE	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) insurance criteria: An "all risk" policy is acceptable on the following forms: DP3, special/broad, Dwelling Fire Form 3, DP-3, or a Proprietary landlord insurance policy from major carrier. The file included a DP1 form.  Additionally, The guidelines (pg XXX8) For Investor 1-4 properties, $XXX is acceptable for the general aggregate limit. The evidence of liability insurance reXXXects coverage of $XXX. The file included an approved exception (pg 313), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Does XXXt meet Seasoning Requirements  - EV 2
COMMENT:   The file included an approved exception for seasoning of less than XXX months on cash out.  The guarantor was deeded to the property XX/XX/XXXX.  The file included an approved exception (pg 313), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrowers’ qualifying score is XXX.The file included an approved exception (pg 313), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending secondary valuation

*** (CURED) Hazard Insurance - EV R
														COMMENT: The master insurance does XXXt reXXXect the subject property unit and current owner.
0YNX4BRPY1E	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pg 344) reXXXects a basic form.

*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The subject property located at XXXXXXXXXXXX, is a XXXX. The loan file is missing a XXXX certification and the XXXX master HOA policy for XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the XXXXXXX. The credit report (p 690) reXXXects the XXXX #XXXX with current balance of $XXX and last rated on XX/XX/XXXX. The loan file is missing proof of XX/XX/XXXX payment has been made. The file included an approved exception (pg 4X0), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Title issue - EV R
														COMMENT: The title commitment (pg XXX0) has an address discrepancy for property located at XXXXXXXXXXXXXXXXX. The mortgage (p 4X6), the siteX report (p 6XX) and the appraisal (p 8X) reXXXect the address to be XXXXXXXXXXX.
0ZLSCNPJM22	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Credit history does XXXt meet guidelines - EV 2
COMMENT:   The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XXX active major consumer credit and/or mortgage accounts. The credit report (pg XXX) reXXXects XXX open mortgage account reporting XXX months. Credit was established XX/XX/XXXX. The file included an approved exception (pg XXX1), citing mitigating factor XXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 311) indicating the borrower lives rent XXX at the XXXX residence. The file included an approved exception (pg XXX1), citing mitigating factor XXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
13OFJLLEZ21	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance is a blanket policy with loss of use and does XXXt state rental policy.  The loan approval has an approved exception allowing based on mitigated factors based on XXXXXXXXXX and being a XXXXXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT: The subject (XXXXXXXXX) is XXXXX with a lease. The loan approval has an approved exception allowing based on mitigated factors of property condition and strong market trends.	*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The loan application states the borrower is a permanent resident alien.  The loan file does XXXt contain his permanent resident alien card and the immigration document (p.2XXX6) states he is a XXXn-permanent resident.

*** (CURED) Title issue - EV R
														COMMENT: Preliminary title reXXXects the taxes for both properties are delinquent (p.XXX4, 2X9, 2XXX) and the HUD does XXXt show they were paid current.
1DVLFJHZAUL	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property are required to obtain a Business Interruption policy.  The evidence of insurance does XXXt include the law and ordinance endorsement

*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT:   The DSCR does XXXt meet guidelines.  The guidelines (pg 8) require a minimum DSCR for Owner/User Traditional II products to have a minimum DSCR of 1.00%.  The loan closed with a DSCR of XXX%. The file included an approved exception (pg XXX3), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The credit report reXXXects date of last activity was XX/XX/XXXX. The file did XXXt include evidence of XX/XX/XXXX and XX/XX/XXXX payments.
1EAEH0I513U	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 484) indicating the borrower lives rent XXXXX at the XXXXXXX. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and property condition.

*** (OPEN) Does XXXt meet minimum loan amount requirements - EV 2
COMMENT:   The matrix (pg 1) reXXXects the minimum loan amount for 1-4 unit property is $XXX.  The subject loan closed with a loan amount of $XXX. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and property condition.

*** (OPEN) Does XXXt meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the subject property on XX/XX/XXXX for $XXX. The value of $XXX was used for qualifying purposes. The loan file contains a list of recent improvements to the subject properties (pg XXX) since purchase that documents total of $XXX. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and property condition.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XXXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XXX months. The loan file has a VOM (pg 443, XXX4) from XXXXX, XXX with original balance of $XXX and XXXX XXX with original balance of $XXX. Both are private liens that have provided services to the subject property regarding the reXXXvation repairs. XXX months canceled payments were XXXt documented. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and property condition.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
1GFLDALVBZH	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT: The guidelines (pg XXXX) for rental payment history require XX-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 293) indicating the borrower lives rent XXXXX at the XXXXXXX. The file included an approved exception (pg 1X1), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Application Missing - EV R
COMMENT:   The loan file is missing the final loan application for the borrower and co-borrower signed at closing.

*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the SiteX report for the co-borrower XXXXXXX.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The loan file is missing a copy of the fully executed mortgage/deed of trust.

*** (CURED) Purchase Contract - EV R
COMMENT:   The loan file only contains (p XX6) an addendum to the contract with the closing date adjusted to XX/XX/XXXX. The loan file is missing a fully executed sales contract signed by all parties.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The loan file is missing the SSN verification documentation for the co-borrower XXXXX.
1HFY3IQV3EI	XXXXXX			XXXXXXX		3	1	3	1	1	1			*** (CURED) Appraisal is 4 months after XXXte Date - EV R COMMENT: The subject appraisal (p.XXX) is dated XX/XX/XXXX and the report was signed on XX/XX/XXXX. This could be a typographical error.
1KL4TAYFSJP	XXXXXX	XXXXXXX	3	1	3	1	1	1	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT:   FEMA incident XX/XX/XXXX, declared a major disasterXX/XX/XXXX, XXXXX Severe Storms, Straight-line Winds, Tornadoes, and XXXooding. (DR-4X81-XX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The loan file is missing a final HUD settlement.
1M12LASTJMA	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Ineligible Location - EV 2
													COMMENT: The matrix (pg 1) indicates there are ineligible lending locations nationwide. The file included an approved exception (pg 2XXX) for state exclusion override.
1PAZKNVFKUU	XXXXXX	XXXXXXX	3	2	3	3	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The rental lease in the file is incomplete.  It has a start date of XX/XX/XXXX but the end date is blank, the rent amount is blank and the security deposit section is XXXt completed (neither box is marked).

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT: Minimum required score is XXXX and the borrowers score is XXX. The approval has an approved exception allowing based on mitigated factor of XXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
														COMMENT: Page one and the grid shows the subject has XXX baths; however, the photos and sketch both show XXX baths.
1T1OQY0JRXG	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines (pg XXX8) addresses blanket policies. The evidence of insurance is a blanket policy. The file included an approved exception (pg 293), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.
1VGKNEBCGA5	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Ineligible Location - EV 2
COMMENT:   The loan approval reXXXects  XX Trad I Owner Occupancy Override. The file included an approved exception (pg 333), citing XXXXXXXXXX.

*** (OPEN) Original LTV (OLTV) does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The matrix requires a XXX% reduction of the LTV for first time investors. The maximum LTV allowed for a Traditional I transaction is XXXX%. The borrower is a XXXXXX; therefore the max allowed is XX%. The loan closed with a LTV of XXX%. The file included an approved exception (pg 333), citing XXXXXXXXXX.
1VVHS3BHYR1	XXXXXX	XXXXXXX	3	3	3	1	3	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 3
COMMENT:   The guidelines (pg XXX6) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance is a HO3 policy and does XXXt include rent loss.

*** (OPEN) Lease Requirement  - EV 3
COMMENT:   The transaction is a XXXXXXXXXX and the property is considered XXXXX as the file included a property management agreement; however, a lease agreement was XXXt provided.  A google search was performed and did XXXt show the property was ever listed as a rental property for long term or short term rental.The file included an approved exception (pg XX1), citing mitigating factors of XXXXXXXXXX.  The file did XXXt include evidence of reserves or asset documentation to support as a compensating factor.  Only one compensating factor is confirmed.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 3
COMMENT:   The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The file did XXXt include a verification of mortgage for the borrowers XXXXXXX located in XXXXX. The file included an approved exception (pg XX1), citing mitigating factors of XXXXXXXXXX.  The file did XXXt include evidence of reserves or asset documentation to support as a compensating factor.  Only XXX compensating factor is confirmed.

*** (OPEN) Occupancy- Potential Occupancy Misrepresentation - EV 3
COMMENT:   The guidelines (pg 33) Properties that are vacation homes or second homes are considered XXXXXXXX if the borrower or their immediate family use or intend to use the property for more than XXX days. Underwriters must verify past/intended use and be careful to ensure compliance with this guideline. The file included a property management agreement, exhibit A, reXXXecting the subject property was a XXXXXXX.  The evidence of insurance reXXXects the policy is a HO3 policy and does XXXt include rent loss. The credit report reXXXects a XXXX address alert, the current address (XXXXX) does XXXt match. The file did XXXt include evidence of the borrower’s XXXXXXX.  Additionally, the appraisal indicated the property was XXXXXXXX. The evidence of taxes reXXXect the property is a secondary residence. A google search was performed and did XXXt show the property was ever listed as a rental property for long term or short term rental for this cash out refi.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 3
COMMENT: The borrower is a US citizen; however, has XXX credit score or tradeline history. The guidelines (pg XXX) Borrower(s) with XXX credit history will be considered on a case-by-case basis. Some type of credit verification should be attempted (i.e., utility accounts, telephone accounts, rental accounts, etc.). The borrower does XXXt have a credit score and does XXXt have a qualifying tradeline history. The file did XXXt include evidence credit verification was attempted via utility accounts, telephone accounts, rental accounts, etc The file included an approved exception (pg XX1), citing mitigating factors of XXXXXXXXXX. The file did XXXt include evidence of reserves or asset documentation to support as a compensating factor. Only one compensating factor is confirmed.	*** (OPEN) Credit Report expired - EV 2 COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX. The loan closed XX/XX/XXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Condo / XXXXX rider Missing - EV R
														COMMENT: The appraisal reXXXects the subject property is a XXX. The file is missing the executed XXX rider.
2CJWWAOBTRZ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Credit report incomplete - EV 2
COMMENT: The credit report had the incorrect date of birth for the borrower. The file included an approved exception (pg XXX0), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the Sitex report for the subject property.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file included an Estimated HUD.  The file is missing the final executed HUD.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The file is missing a Photo ID.
2FDLOSYXXHS	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
2FPOKA3RX3G	XXXXXX	XXXXXXX	3	2	3	3	1	2	*** (OPEN) Property Issues indicated - EV 2
COMMENT: The analyst review for property XXXXXXXXXXX has a PTD condition for Roof certification required due to XXXted ceiling leak. The file did XXXt include the roof cert.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Assets are XXXt sufficient to close - EV R
COMMENT:   The guidelines (pg 4X) require down payment and verification of funds to close.  The final HUD reXXXected the borrower paid  $XXX in EMD.  The file also included evidence of the incoming wire for the cash to close proceeds from XXXXXX Bank, acct #XXXX.  The file did XXXt include the bank statement for the XXXXXX Banks account or the evidence the EMD was received from the title company.

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the executed insurance waiver for all properties.

*** (CURED) XXXood Certification - EV R
COMMENT:   The file is missing the XXXood certs for properties XXXXXXXXXXXXXXX.

*** (CURED) Missing Appraisal - EV R
COMMENT:   The file is missing the appraisal for property XXXXXXXXXXXXXX

*** (CURED) XXXte is missing or unexecuted - EV R
COMMENT:   The file is missing the XXXte

*** (CURED) Post-closing Desk Review does XXXt support value at origination - EV R
														COMMENT: The CDA received has a total variance of XXX% which is outside the allowable XX%. Missing the CDA for the property located at XXXXXXXXXXXXXXXXXXXXX
2GRLGSS0HPD	XXXXXX			XXXXXXX		1	1	1	1	1	1
2IWOG1FKFEC	XXXXXX			XXXXXXX		1	1	1	1	1	1
2MZNZLS2SBA	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT: The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property are required to obtain a Business Interruption policy. The evidence of insurance does XXXt include the law and ordinance endorsement	*** (CURED) Hazard Insurance - EV R
														COMMENT: The guidelines (pg XXXX) Purchase transactions without escrow accounts require a paid receipt for the XXXX premium, if paid prior to closing and if paid through escrow, the full first year premium must be reXXXected as a disbursement on the HUD Settlement Statement. The final stamped HUD (pg 131) did XXXt reXXXect the XXX premium was collected or POC. The evidence of insurance included an invoice confirming an amount due. The file did XXXt include a payment plan agreement.
2T5J4334L5M	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT: The guidelines (pg XXXX) require XXXXXXXXXXs without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within XXX days of close of escrow or proof borrower established monthly payment plan with XXX The evidence of insurance reXXXects an expiration date of XX/XX/XXXX (the same month of the first payment due date). The file did XXXt include evidence the new policy premium was paid or collected.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
														COMMENT: The guidelines (pg XXXXXX) The insurance policy must reXXXect the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for depreciation Replacement cost can be determined by endorsement on insurance cert, the carrier’s estimate, or the lender’s appraisal estimate, or (C) insurance vender-provided replacement cost coverage amount. In lieu of the above criteria, acceptable policy(s) need only state a “Guaranteed replacement Cost”. The evidence of insurance reXXXects coverage amount of $XXX, the loan amount is $XXX, the cost new per the appraiser is $XXX. The evidence of insurance does XXXt include replacement cost and the insurer did XXXt include replacement cost coverage amount.
2TYWYUGYDTH	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XXX.1X.XXXXX expired X.XXX.XXXXX.  The loan closed X.16.XXXXX. The file included an approved exception (pg XX8), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Occupancy does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg 30) states XXXXXXXXXX makes commercial/business purpose loans only and consumer loans are XXXt eligible under our lending programs. A Consumer loan is a loan to one or more individuals for household, family, or other personal expenditures.  The guidelines (pg 33) Properties that are vacation homes or second homes are considered XXXXXXXX if the borrower or their immediate family use or intend to use the property for more than XXX days. The appraisal (pg 30), dated XX/XX/XXXX Client Revision, Occupancy has been changed to tenant per document provide of rental of the ADU.  Per a conversation with the borrower, the appraiser was told that the borrowers children live in the subject on the first XXXoor.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT:   The guidelines indicate properties located in a town or city with a population less than 2XXX,000 but greater than or equal to 2,XXX00 and are within a 2XXX miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral.  A search of the property confirms the population is XXXX as of XX/XX/XXXX.  The nearest city with a population of over $XXX is XXX  miles away.  The file included an approved exception (pg XX8), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XXXX), Liens held by private lenders require a verification of mortgage and canceled checks from the borrower for the past XXX months. The file included a verification of mortgage; however, the canceled checks were XXXt provided. The file included evidence of the second lien payment history through XX/XX/XXXX. The file did XXXt include evidence of XX/XX/XXXX and XX/XX/XXXX payments. The file included an approved exception (pg XX8), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
2USNQDDGGJ0	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) requires 1-4 XXX Occupied;  If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance (pg 18XXX) reXXXects loss of use and the policy does XXXt reXXXect it is a Landlord/Rental policy.

*** (OPEN) Lease Requirement  - EV 2
													COMMENT: The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XXXXX. The loan file contains a copy of the lease (p XX6) dated after the appraisal XX/XX/XXXX. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
2YAVTBGNGWX	XXXXXX	XXXXXXX	1	1	1	1	1	1	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) Post-closing Desk Review does XXXt support value at origination - EV R
														COMMENT: The desk review received was for XXXXXXXXXXXX. The subject is a multiple property missing desk reviews for the following; XXXXXXXXXXXXXXXXXXXXXX.
30YWLCFZBWZ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) XXXXXXXXXXation - EV 2
COMMENT:   The loan file is missing the Site X report for the borrowers XXXXXXX to verify the owner is XXXt the borrower.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The subject policy is a dwelling basic policy declaration.  The loan approval has an approved exception allowing based on mitigated factor of being a XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The borrower lives XXXXX. The loan approval has an approved exception allowing based on mitigated factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
31DK5UCVWZU	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 1  property types.  The evidence of insurance (pg XXXXXX) does inlcude law and ordinance for equipment coverage. The evidence of insurance does XXXt indicate ordinance and law endorsement for coverage "A".

*** (OPEN) Lease Requirement  - EV 2
													COMMENT: The subject transaction is a XXXXXXXXXX. The appraisal reXXXects the subject property is XXXXXXXX in the XXX unit and is XX occupied in the XXX apartment units. The loan file contains one page (p XXX8) for the commercial unit lease. The loan file contains (p XXX9-222)XXX pages for unit A. The loan file contains (p 2XXX-XXX) the original lease and a renewal agreement for Unit B. The loan file is missing all pages to the commercial unit and missing [pages 1, and pages 6-13] for unit A.
34RNOFCE1V4	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) HOA Certificate - EV 2
COMMENT:   The HOA  Certificate (pg XXX1) is incomplete, questions #XXXXXXX and unit types are XXXt completed.

*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines (pg XXX8) For Investor 1-4 properties, $XXXX is acceptable for the general aggregate limit. The evidence of liability insurance reXXXects coverage of $XXXX. The file included an approved exception (pg 2XX), citing mitigating factors of XXXXXXXXXX.
3CW3VQC0SPP	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XXXXXX), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
3EZGEISO0HE	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Credit history does XXXt meet guidelines - EV 2
COMMENT:   The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XXX active major consumer credit and/or mortgage accounts.  The credit report reXXXects XX authorized user accounts, one account reporting for XXX months and one account opened XX/XX/XXXX. The file included an approved exception (pg XX4), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The borrower lives XXXXXXX. The file included an approved exception (pg XX4), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
3FOUFXJFJQ4	XXXXXX	XXXXXXX	3	3	3	1	3	1	*** (OPEN) Borrower(s) XXXood Insurance Requirements (Fail) - EV 3
COMMENT: The loan file contains a XXXood policy (p 12X) that is XXXt for the subject property. The XXXood policy provided is for the borrower XXXXXXX XXXXXXXXXXXX.	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXXX-XXX8) for investor 1-4 properties general liability insurance, $XXX is acceptable for the general aggregate limit. The loan file contains (pgs 133) insurance policy with general liability coverage of $XXX per occurrence. The file included an approved exception (pg 1X8), citing mitigating factors of XXXXXXXX.

*** (OPEN) Occupancy- Potential Occupancy Misrepresentation - EV 2
COMMENT:   The guidelines (pg 33) Properties that are vacation homes or second homes are considered XXXXXXXX if the borrower or their immediate family use or intend to use the property for more than XXX days. The lease agreement (p XXX0) reXXXects the subject is rented to a XXXXXXXXXX. The SiteX report (p XXX0) supports the transfer of the subject deed for $XXX from the tenants. In addition, the credit report indicates this address was reported to TUC XX/XX/XXXX, which is prior to title ownership of XX/XX/XXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg 1X8), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending *** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file is missing a final HUD.
3OV5YUGVUHA	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Application Missing - EV 2
COMMENT:   The loan file is missing a copy of the final signed loan application from closing.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XXXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XXX months. The subject has a private mortgage with XXXXX and XXXXXXX XXX dated XX/XX/XXXX (XX% interest) and XXXXXX and XXXXX, dated XX/XX/XXXX (XX% interest). The file contains a copy of the XXXte (p XXX-XXX6) with an extended maturity date of XX/XX/XXXX. The loan file contains (pgs 3XXX-XXX8) monthly bank statements to support payments made from XX/XX/XXXX. The loan file is missing a copy of the VOM to support the monthly payments.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The analyst review of the subject property (p XX8) reXXXects a PTD condition for the XXXXXX to be secured properly. The  loan file is missing the PTD documentation to support.

*** (CURED) Lease Requirement  - EV R
COMMENT:   The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XX% tenant occupied.  The file did XXXt include lease agreement for the subject property. The loan file is missing the final lender approval to determine if there is an exception.

*** (CURED) Lender Approval - EV R
COMMENT:   The loan file is missing the lender loan approval.

*** (CURED) Missing Doc - EV R
														COMMENT: The loan file is missing a copy of the SiteX report for the subject property.
3OWQRLDER1U	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
3WSGVMOZ45S	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg 2XXXX), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
4ANPYHH4LGU	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pg XXX2) reXXXects a basic form. The file included an approved exception (pg 2XXX1), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Credit history does XXXt meet guidelines - EV 2
COMMENT: The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XXX active major consumer credit and/or mortgage accounts. The credit report (pg 3XXX) reXXXects XXX active accounts reporting. Credit was established in XX/XX/XXXX. There was XXX approved exception for this.	*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXXX Tropical Storm XXXXX. (EM-XXX08-XXX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
4GLWEVYAMJH	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Purchase Contract - EV 2
COMMENT: The purchase contract (p 316) for XXXXXXXXXXX reXXXects a closing date of XX/XX/XXXX. The purchase contract (p 331) or XXXXXXXXXX reXXXects a closing date of XX/XX/XXXX.The loan file contains an (p 3XXX2) amendment #1 to the contract for XXXXXXXXX extending the closing date to XX/XX/XXXX. The subject XXXte is dated XX/XX/XXXX. The loan file is missing amendments to both purchase contracts extending the closing date to XX/XX/XXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Hazard Insurance - EV R
														COMMENT: The guidelines (pg XXX8) indicates all policies shall be issued by an insurance carrier with a rating of "A-VIII" or better by XXX , rating of A or better by XXX Inc., or a rating of "A" or better as to claims-paying ability by Standard & Poor's Rating Group. The loan file has XXX insurance policies; one with XXX and the other with XXX . The loan file is missing a copy of the insurance carrier rating for the carrier XXX Insurance Company.
4KJNA0YWF1R	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
4KPMSJO1J4X	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
													COMMENT: The matrix (pg 1 and 4) reXXXects the Fixed Interest Only period is a XXX-year term. The XXXte (pg 311) confirms the loan closed with an XXXX of XXX years (XX/XX/XXXX).	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
4L20I20W054	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
COMMENT:   The matrix (p 1) indicates a max of XXX years I/O fixed term. The subject XXXte reXXXects a 10 year I/O term. The loan approval did XXXt have an approved exception for this.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT: The guidelines (pg XX) Properties located in a town or city with less than 2,XXX00 population will be classified as rural and are XXXt eligible collateral. Properties located in a town or city with a population less than 2XXX,000 but greater than or equal to 2,XXX00 and are within a 2XXX miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The city of XXXXXXX population search is under 2XXX,000 and the nearest city with a population over 100,000 is XXXXXXX and is over 2XXX miles from subject.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending.

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual).  Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX, declared a major disaster XX/XX/XXXX, XXXXXXXX Hurricane XXXXXXX. (DM-4X98-XXXX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
4QDGRJWL2XE	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types.  The evidence of insurance (pg XXXX) does XXXt include the law and ordinance endorsement. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XXXX) require Wind and Storm (“Wind and Hail”) policies are required for properties located in areas of high risk.  The evidence of insurance (pg XXXX) does XXXt include wind and hail coverage. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT:   The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the XXXXXXX. The loan file contains (p XXX11) a transaction history for the XXX mortgage lien with an original balance of $XXX (XXXt rated on the credit report), which documents payments from XX/XX/XXXX or XX months payments. The loan file is missing a full XXX months of payment history. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Morgage Second Lien  - EV 2
													COMMENT: The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the XXXXXXX. The SiteX report (p 393) for the XXXXXXX reXXXects a second lien was opened XX/XX/XXXX for$XXX. The loan file is missing XXXXXXX for this account. The loan approval does XXXt indicate this account is included in the approved exception.
4QO4J4NJMUD	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXXX) require Wind and Storm (“Wind and Hail”) policies are required for properties located in areas of high risk.  The evidence of insurance (pg 1X9) does XXXt include wind and hail coverage. The file included an approved exception (pg 31X), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Credit Report expired - EV 2
COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX. The subject XXXte is dated XX/XX/XXXX.. The file included an approved exception (pg 31X), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXXX XXXX. (EM-XXX0XXX-XXX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
52PWYYJPB2R	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XXXXX. The file did XXXt include a lease for Unit #XXX for property XXXXXXXXXX. The file included an approved exception (pg 3X2), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
5FCDAP32IKS	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
5GOU5YUNCVU	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property are required to obtain a Business Interruption policy.  The evidence of insurance (pg XXX) does XXXt include the law and ordinance endorsement.

*** (OPEN) Seller contributions exceed guideline limit - EV 2
COMMENT:   The guidelines (pg 48) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only XXXt to exceed XXX% of the purchase price or VCC value. The final HUD (pg XX6) reXXXected the seller provided a $XXX credit or XX% of the purchase price.  The file included an approved exception (pg XXXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The credit report reported date of last activity on XX/XX/XXXX. The file is missing evidence of the XX/XX/XXXX payment.
5S3KJ4OQKF2	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The file include an incomplete HOA and XXX budget and P&L.  The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Credit history does XXXt meet guidelines - EV 2
COMMENT:   The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XXX active major consumer credit and/or mortgage accounts. The credit report confirms the borrower has XX account with a high credit of $XXX and $XXX.  The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Does XXXt meet minimum loan amount requirements - EV 2
													COMMENT: The guidelines (pg 8) for Investor 1-4 allow a minimum loan amount of $XXX. The subject closed with a loan amount of $XXX. The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending secondary valuation
5TM24LVL4DQ	XXXXXX	XXXXXXX	3	1	3	1	1	1	*** (CURED) Lender Approval - EV R
COMMENT:   The file is missing the Loan Approval.

*** (CURED) Missing credit report - EV R
COMMENT:   The file is missing the credit report.

*** (CURED) Missing Doc - EV R
														COMMENT: The file is missing the final fees & wire.
5TWU22WVZHP	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Does XXXt meet Seasoning Requirements - EV 2
COMMENT:   The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the subject property on XX/XX/XXXX for $XXX The value of $XXX was used for qualifying purposes. There was XXX approved exception for this.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XXXXX.  The file did XXXt include a lease for the subject property. The file included an approved exception (pg XXX4), citing mitigating factors of XXXXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT: The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the XXXXXXX. The loan file (p XXX8) contains a LOE indicating the borrower is living with XXXXXXXXXXs. The file included an approved exception (pg XXX4), citing mitigating factors of XXXXXXXXXXXXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final master HUD executed by the borrower or stamped by the settlement agent is missing.

*** (CURED) Missing Doc - EV R
														COMMENT: The loan file is missing a copy of the SiteX report for the XXXXXXX XXXXXXXXXXXXXX.
5WDZYCN2EJT	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
													COMMENT: The matrix (p 1) indicates a max of XXX years I/O fixed term. The subject XXXte reXXXects a XXX year I/O term. The loan approval did XXXt have an approved exception for this.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
5XP1V52DKHQ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines indicate properties located in a town or city with a population less than 2XXX,000 but greater than or equal to 2,XXX00 and are within a 2XXX miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is XXX as of XX/XX/XXXX. The nearest city with a population of over $XXX is XXX miles away	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R *** (CURED) XXXXXXXXXXation - EV R COMMENT: The file is missing the executed Lenders Instructions.
5XYMK3GZTFF	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The evidence of insurance is a blanket policy and is currently on a payment plan.  The file included an approved exception (pg 2XXX1), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg 34) require a minimum credit score of XXXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pg 2XXX1), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the subject property. The file is missing evidence of the subject payment history.	*** (CURED) XXXXXXX to XXXte Missing - EV R
COMMENT:   The file is missing the XXXXXXX to the XXXte.

*** (CURED) Application Missing - EV R
COMMENT:   The file is missing the final loan application

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the Lenders Instructions.  Furthermore, the borrowers will need to have executed the document.

*** (CURED) Loan Agreement - EV R
														COMMENT: The file is missing the Loan Agreement.
5ZDM4CS2QJX	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XXXX), citing mitigating factor of XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XXXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XXX months. The loan file contains bank statements (p 2X6-318) documenting payment history for the subject to a private party for months XX/XX/XXXX. The file has duplicated statements (p 302-309) for XX/XX/XXXX, which documents the XX/XX/XXXX payment twice. The loan file is missing the payment for XX/XX/XXXX. The loan file is missing a VOM from the private party.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
A5IMQ1NR55F	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property are required to obtain a Business Interruption policy.  The evidence of insurance does XXXt include the law and ordinance endorsement. Additionally, the guidelines (pg XXX6) wind/hail deductible up to the lesser of XX% or $XXXis acceptable.  The evidence of insurance (pg XXXX) reXXXects a wind deductible of XX% of $XXX or $XXX, which exceeds the allowed $XXX. The file included an approved exception (pg 2XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT:   The DSCR does XXXt meet guidelines.  The guidelines (pg 8) require a minimum DSCR for Owner/User Traditional II products to have a minimum DSCR of 1.00%.  The loan closed with a DSCR of XXX%.

*** (OPEN) Missing XXX / Entity Documents - EV 2
COMMENT:   The borrowers business license expires XX/XX/XXXX.  The file included an approved exception (pg 2XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The file did XXXt include evidence of the borrowers XXX mortgage for their XXXXXXX. The file included an approved exception (pg 2XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Lease Requirement - EV R
														COMMENT: The compliance matrix (pg 86) requires lease, rent roll and 2-year operating statements on Traditional loans > $XXX and/or if the property is under rent control. The loan is a Traditional I loan, with a loan amount of $XXX. The file did XXXt include the lease, rent roll and XXXX operating statements.
A5XKMFABZSD	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The credit report (pg 2XXX) reXXXects the borrowers XXXXXXX history is reporting for XXX months. The date the account was opened is XX/XX/XXXX and date of last activiy is XX/XX/XXXX. The file did XXXt include evidence of the full payment history of XXX months. The file is also missing evidence of the XX/XX/XXXX payment.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Credit score does XXXt meet guidelines - EV R
														COMMENT: The credit report (pg 2XXX) reXXXects the BRW SSN #XXXX. The XXXXXXXXXX and XXXXXXXXXX reXXXected SSN ending in #XXXX (pg XX2). The ITIN (pg XXXXXX) confirmed the BRW SSN ending in #XXXX is correct. The Equifax score with the correct SSN is XXX. The score for XXXXXXXXXX is XXX and XXXXXXXXXX is XXX (pg XX2) with the incorrect social security number. The lender used the XXXXXXXXXX as a compensating factor which was obtained through XXXXXXXXXX and is XXXt matched to the borrower. Therefore, the comp factor is XXXt factual. The file did XXXt have a corrected XXXXXXXXXX and/or XXXXXXXXXX report reXXXecting the correct score with the correct SSN. The loan is a XXX Term with minimum FICO of XXX. Therefore, the verified SSN with credit score of XXX is below the required per the loan program.
AF5VC45B3ID	XXXXXX	XXXXXXX	3	2	3	3	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance (pg XXX) reXXXects loss of use and does XXXt indicate Landlord/Rental policy.

*** (OPEN) Does XXXt meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower was obtained ownership via Intra-family Transfer deed XX/XX/XXXX.  The borrower does XXXt meet the seasoning requirement.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the subject property and the borrower’s XXXXXXX. The file did XXXt include evidence of the subject payment history. The file is missing evidence of XX/XX/XXXX payment for the borrowers XXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the payoff

*** (CURED) Missing Appraisal - EV R
COMMENT:   The file is missing the appraisal.

*** (CURED) Missing Doc - EV R
COMMENT:   The file is missing the business purpose disclosure.

*** (CURED) Missing Market Rent / Operating Agreement - EV R
COMMENT:   The file is missing the market rent.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The file is missing the evidence of the title.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file is missing the mortgage

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The file is missing a photo ID.
AKADPAD55EJ	XXXXXX	XXXXXXX	3	1	3	1	1	1	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The file is missing a valid ID. The file included a passport (pg 182) reXXXected an issue dated of XX/XX/XXXX and expired date of XX/XX/XXXX.
APON4EFA10W	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The evidence of insurance (pg XXXXXX) does XXXt include the law and ordinance endorsement.
ATFC2UJRNSJ	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The subject transaction is a XXXXX, the appraisal reXXXected the property was XXXXX. The file did XXXt include a lease for the subject property. The file included an approved exception (pg XX9), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
BBFH4IJAYC1	XXXXXX	XXXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Asset do XXXt meet guidelines - EV 2
COMMENT: XXXXXXXXXXXX Checking balance does XXXt support a balance of $XXX for XX months. XXX Ending XX/XX/XXXX had a balance of $XXX. There were $XXX in deposits during the month of XX/XX/XXXX . $XXX sale proceeds of personal assets; $XXX from XXXX Ck xXXX; $XXX from deposits related to other business activities and cash. New Day approval as the applicants have provided XXX months of bank statements evidencing total combined cash of $XXX, which is more than the required minimum down payment of $XXX. Furthermore the applicants and borrowing entities demonstrate sufficient business and personal revenue to account for the minimal cash deposit amounts.	*** (CURED) Tax Returns - EV R
COMMENT:   Missing XXXX Tax Return or Extension for XXXXXX

*** (CURED) Valid ID - Missing - EV R
														COMMENT: Missing Photo ID for Guarantors and documentation on residency required per guidelines - Applications state Guarantors are XXXt US Citizens. XXXXXX
BBGK4D2BLXN	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property XXXXXXXXXX was tenant occupied; however, the pictures do XXXt support a tenant in the property. The loan file is missing a lease agreement for this property. The file included an approved exception (pg 393), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
BD3OSF2BHEL	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines (pg XXXX) require XXXXXXXXXXs without escrow accounts require evidence that the XXX year premium has been paid. The borrower is set up on a payment plan. The file included an approved exception (pg 391), citing mitigating factors of XXXXXXXXXX.
BDBXCQUASHZ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Appraisal is 4 months after XXXte Date - EV 2
COMMENT: Lender guidelines section 3.2 states the appraisal is valid for six months. The appraisal expired XX/XX/XXXX. The loan approval has an approved exception extending to XX/XX/XXXX based on mitigated factor of being a XXXXXXXXXX.	*** (CURED) Title issue - EV R
														COMMENT: The preliminary title (p.XXXXXX) Schedule B #XXX has XXX recorded liens that required to be disposed of at or prior to closing. The loan file does XXXt contain evidence they have been disposed.
BFBRETJI2PM	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg 1X6), citing mitigating factor of XXXXXXXXXX.
BVMV52W4EGH	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Asset Verification insufficient - EV 2
COMMENT:   The guidelines (p 4X) Proof of Funds require down payment funds to be verified. The final HUD (p XXX4) reXXXects funds deposited for the subject transaction of ($XXX). The loan file is documented (p XXX8) with a HUD from a XXXXXXXXXX of property XXXXXXXX for someone other than the borrower. The SiteX report (p 343) supports this property is XXXX by a XXXXXXXXXX with a similar last name and XXXt that of the borrower. The loan file is missing proof of sufficient funds to close or receipt of wired funds. Short funds by $XXXX .

*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
COMMENT:   The matrix requires a XXX% reduction of the LTV for first time investors.  The maximum LTV allowed is XXXX%, the borrower is a XX-time investor; therefore the max allowed is X0%.  The loan closed with a XX% LTV. It should be XXXted the REO located at XXXXXX, is XXXt owned by the borrower per the SiteX report (p 343) and the HUD from a recent XXXXXXXXXX (p XXX8) on this property. It is owned by a XXXXXXXXXX XXXt on the subject loan transaction.

*** (OPEN) Gift Funds XXXt properly documented - EV 2
COMMENT: The guidelines (pg 4X) indicate gifts from immediate XXXXXXXXXXs are allowed for purchase money transactions. The loan file is documented (p XXX8) with a HUD from a XXXXXXXXXX of property XXXXXXXXXXXXX for a relative of the borrower. The SiteX report (p 343) supports this property is owned by a XXXXXXXXXX with a similar last name as the borrower. The loan file is missing a gift letter and proof of receipt of doXXXr funds.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending.

*** (CURED) Purchase Contract - EV R
														COMMENT: The subject transaction is a purchase. The loan file contains (p 293 - 30XXX) a copy of sale escrow instructions dated XX/XX/XXXX. The loan file is missing an actual copy of the fully executed purchase agreement.
BYMJ4LC5QGR	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg 34) require a minimum credit score of XXXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Morgage Second Lien  - EV 2
COMMENT:   The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the subject property. The file is missing evidence of the XX/XX/XXXX payment for the XX/XX/XXXX lien.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the subject property. The file is missing evidence of the XX/XX/XXXX payment for the XXX lien. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the borrower executed lenders instructions.

*** (CURED) Missing Doc - EV R
														COMMENT: The file is missing the payoff for the 2nd lien.
BZI3ZV15C1K	XXXXXX	XXXXXXX	2	2	2	2	2	2	*** (OPEN) Assets are XXXt sufficient to close - EV 2
COMMENT:   The final HUD (p 1X) reXXXects required funds to close is $XXX. The lenders instructions (p XX0) support the max verified funds XXXt to exceed $XXX. The loan file contains a current bank statement (p 392) with XX Bank #XXXX dated XX/XX/XXXX and a balance of $XXX. The loan file is XXXXXXXXXXation for proof of funds to close. Short funds by $XXX.

*** (OPEN) Property zoned rural and contains more than 10 acres - EV 2
													COMMENT: The subject appraisal indicates the subject is located in a rural location on a parcel of land that is over XXX acres. The file included an approved exception (pg 2XXX), citing mitigating factors of XXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
CBGTQYAMAC2	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXXX) require Purchases without escrow accounts require evidence that the first-year premium has been paid, if paid prior to closing and if paid through escrow, the full first year premium must be reXXXected as a disbursement on the HUD-1 Settlement Statement. The final HUD (pg XXX1) does XXXt reXXXect the full year premium of $XXX paid. The evidence of insurance (pg 229) reXXXects the policy is a blanket policy and the premium is on a payment plan. The file included an approved exception (pg 291), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT:   The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the XXXXXXX. The loan file contains (p XXXXX) a mortgage statement with XXX ending in #XXXX due for XX/XX/XXXX payment that does XXXt support the borrower is on the XXXte. The loan file is missing proof XXX months payment history on the XXXXXXX. The loan file did XXXt have an approved exception for this

*** (OPEN) Original CLTV does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg 49-XXX0) Subordinate financing is acceptable on certain transactions. The subordinate financing should have a minimum term of XXX years and the allowable combined Loan-to-Value (CLTV) is XXX%. The loan file is documented with subordinate financing (pg 3XX) from the seller [XXXXX] in the amount of $XXX with a maturity date of XX/XX/XXXX. The CLTV is XXX% and the term is greater than XXX years. The file included an approved exception (pg 291), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The guidelines (pg 6XXX), Final Settlement requires the final statement to reXXXect both Borrower and Seller information. The loan file contains a copy of the Estimated HUD Approved for Funding (pg XX9) signed by borrower. The loan file is missing the final HUD which includes seller and buyers information signed by all parties.
CCBWWMHIF2H	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines (pg 3XXX) indicate Coinsurance is generally discouraged, but at the underwriters discretion, it may be permitted on investor XX properties. The evidence of insurance included a coinsurance policy
CJZAH5D41NC	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Does XXXt meet Seasoning Requirements - EV 2
COMMENT:   The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the properties from XX/XX/XXXX for a combined value of $XXX. The value of $XXX was used for qualifying purposes. The file included an approved exception (pg 6X6), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Valid ID - Missing - EV 2
													COMMENT: The guidelines (pg) Foreign Investors require a government issued document. The file is missing evidence of the borrower valid XXXX Card. The file included an approved exception (pg 6X6), citing mitigating factors of XXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending secondary review
CNB0F2WFCLE	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The transaction is a XXXXXXXXXX; however, the property is an AirBnB, short term rental.  The file included an approved exception (pg 2X2), citing XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT:   The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The borrower lives rent XXXXX. The file included an approved exception (pg 2X2), citing XXXXXXXXXX.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
													COMMENT: The guidelines (pg XXXX) require a mortgage payment history of 1*30, the last XXX months, XXXne in the last 90 days and mortgage must be current, 2*30 or 0*XXX in the last XXX months. The subject payment history reXXXects a XXXX. The file included an approved exception (pg 2X2), citing XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
CRNGEYUNRH2	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Asset Verification insufficient - EV 2
COMMENT:   The guidelines (pg 4X) require down payment and verification of funds to close.  The file did XXXt include evidence of the wired receipt of funds to close to confirm the funds came from the verified XXX account. The file included an approved exception (pg 18X), citing mitigating factors of XXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The credit report confirmed payment through XX/XX/XXXX. The file did XXXt include evidence of XX/XX/XXXX payment.	*** (CURED) XXXXXXXXXXation - EV R COMMENT: The file is missing the executed lenders instructions.
CSBIJH3AVCP	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property are required to obtain a Business Interruption policy. The evidence of insurance does XXXt include the law and ordinance endorsement. The file included an approved exception (pg 296), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.
CXJK50A0LE5	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pg XXXXXX) reXXXects a basic form. The file included an approved exception (pg XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Credit history does XXXt meet guidelines - EV 2
COMMENT: The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XXX active major consumer credit and/or mortgage accounts. The credit report (pg XXX4) reXXXects XXX active accounts reporting. Credit was established in XX/XX/XXXX. There was XXX approved exception for this.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending.

*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXXXX Tropical Storm XXXXXX. (EM-XXX08-XX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
CZ54OQ5OT1Y	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
DFSUHO0EOEG	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file only contains cash receipts (p 309-312) for dates XX/XX/XXXX in the amount of $XXX per month. The file included an approved exception (pg XXX1), citing mitigating factor of XXXXXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
													COMMENT: The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XXX% XXXXX. The file did XXXt include a lease for Unit XXXX. The file included an approved exception (pg XXX1), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
DJOODNOXX3U	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pg XXXXXX) reXXXects a basic form and XXX wind hail coverage.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was tenant occupied. The loan file contains (p 163-166) 2 out of 11 pages for each unit lease agreements. The loan file does XXXt contains a fully executed lease agreement.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX and strong marketing trends.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the subject property. The loan file contains payment history (p 3XXX-339) to XXXXXX, XXX documenting payments from XX/XX/XXXX; however, the loan file is missing payments for XX/XX/XXXX. The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX and strong marketing trends.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
DPWJE42SM5Y	XXXXXX			XXXXXXX		3	1	3	1	1	1			*** (CURED) Application Missing - EV R COMMENT: The final loan application is XXXt executed. *** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
DQTFMMIZG4N	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XX months on the borrower’s XXXXXXX. The borrower lives rent XXXXX. The file included an approved exception (pg 1X8), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
DTE4CHQ2CEN	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
E00NPEZVAGR	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XX% tenant occupied. The loan file contains a lease (p XXX8) for XXXXXXXXX. The file did XXXt include lease agreements for the other apartment. The file included an approved exception (pg 2XXX6), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
E0XZT33FWEJ	XXXXXX			XXXXXXX	XXXXXXX	1	1	1	1	1	1
E5I4OJ1O233	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Does XXXt meet minimum loan amount requirements - EV 2
													COMMENT: The guidelines (pg 8) for Investor 1-4 allow a minimum loan amount of $XXX. The subject closed with a loan amount of $XXX. The file included an approved exception (pg XX4), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
ECVX3Q4LQTU	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property are required to obtain a Business Interruption policy. The evidence of insurance does XXXt include the law and ordinance endorsement. The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.
ERIIJKHS1PQ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX, declared a major disasterXX/XX/XXXX XXXXXX XXXXXXX. (EM-XXX0XXX-XX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
EZHUXEAMQOG	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Asset do XXXt meet guidelines - EV 2
COMMENT:   The loan file is missing proof of the additional deposit of $XXX.  The loan approval has an approved exception allowing based on mitigated factor of XXXXXX.

*** (OPEN) Does XXXt meet minimum loan amount requirements - EV 2
COMMENT: Lending matrix states the minimum loan amount is $XXX and the subject XXXte amount is $XXX. The loan approval has an approved exception allowing based on mitigated factor of XXXXXX.	*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
														COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 3X0) indicating the borrower lives XXXXX at the XXXXXX residence. The file included an approved exception (pg XX6), citing mitigating factor ofXXXXXXXX.
EZMLHUJ2QQJ	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. Additionally, the evidence of insurance included a coinsurance policy.The evidence of insurance does XXXt include the law and ordinance endorsement. The file included an approved exception (pg 2XXXX), citing mitigating factors of XXXXXXXXXX.
FJGAR4K01UC	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) wind/hail deductible up to the lesser of XX% or $XXX of loan amount is acceptable. The evidence of insurance (pg 16X) does XXXt reXXXect a deductible for wind hail coverage or for all other perils.

*** (OPEN) Credit Report expired - EV 2
													COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX. The subject XXXte is dated XX/XX/XXXX. The file included an approved exception (pg XXX3), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
FJJDMNJB4IZ	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The borrower lives XXXXXX. The file included an approved exception (pg XXX), citing mitigating factors of XXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
FJTH4X2ICMV	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
FQ0O4SZP3KX	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
FRVBCFSQWID	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
FUAMO5LBLJV	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
													COMMENT: The guidelines (pg XXXX) for rental payment history require XXX-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 401) indicating the borrower lives rent XXXXX at the XXXXXXX and has XXX responsibility on any mortgage. The file included an approved exception (pg XX4), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
FXQHEXPGDDC	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) XXXXXXXXXXation - EV 2
COMMENT:   The Environmental Disclosure in the file (p.16X) and Environmental Disclosure Addendum (p.168) are XXXt signed.

*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The hazard insurance has Loss of Use but does XXXt specify it as a rental policy and does XXXt have Law or Ordinance. The loan approval has an approved exception allowing based on a XXXXXXX.
G3BWC2PKOAU	XXXXXX			XXXXXXX		1	1	1	1	1	1
GDAPBPLYJMD	XXXXXX	XXXXXXX	3	2	3	3	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT: The subject transaction is a XXXX, the appraisal reXXXected the property was XXXX occupied. The subject is rented as a XXXXX rental. The file did XXXt include lease agreement for the subject property.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) Lender Approval - EV R
COMMENT:   The loan file is missing the lender loan approval.

*** (CURED) Missing XXXood cert - EV R
														COMMENT: The loan file is missing a copy of the XXXood cert.
GFZ4AB0XAL5	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2 COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX. The loan closed XX/XX/XXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) HUD is XXXt fully executed - EV R
														COMMENT: The guidelines (pg 6XXX) requires a final settlement statement on all transactions to include both the borrower and seller information. The final settlement statement, stamped by the title agent does XXXt include page one.
GG1NZYB5WW3	XXXXXX	XXXXXXX		XXXXXXX	XXXXXXX	1	1	1	1	1	1
GGLL0QCX2OF	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) HOA Certificate - EV 2 COMMENT: The file included an approved exception for incomplete VCc HOA certificate and XXX HOA budget and P&L for XXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the payoff.

*** (CURED) XXXte is missing or unexecuted - EV R
														COMMENT: The file is missing the XXXte.
GHYYEI2XS2V	XXXXXX			XXXXXXX		1	1	1	1	1	1
GIW3AY3EH5D	XXXXXX	XXXXXXX	3	1	3	1	1	1	*** (CURED) XXXt all borrowers signed HUD - EV R
														COMMENT: The final HUD (p 2XX) is XXXt signed or stamped by the borrower or closing agent. The loan file does include a estimated HUD (p 222) signed by the XXXXXX.
GMD1TGBR4VY	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
GTWI1OGPYHX	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX. The file included an approved exception (pg 2XXX0), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT:   The guidelines indicate properties located in a town or city with a population less than 2XXX,000 but greater than or equal to 2,XXX00 and are within a 2XXX miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral.  A search of the property confirms the population is XXX as of XX/XX/XXXX  The nearest city with a population of over $XXX is XXX miles away.  The file included an approved exception (pg 2XXX0), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the subject property. The file is missing evidence of XX/XX/XXXX payment for the subject property.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: XX/XX/XXXX: Secondary valuation received - Desk Review - supports the appraised value
GVVKIRJNNTD	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) wind/hail deductible up to the lesser of XX% or $XXX of loan amount is acceptable. The evidence of insurance (pg 1X1) reXXXects Subject to Different Provisions; however, there is XXX limit or deductible indicated.

*** (OPEN) Hazard Insurance - EV 2
COMMENT: The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types. The evidence of insurance (pg 1X1) does XXXt include the law and ordinance endorsement for the loss to undamaged portion of building.	*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The loan file is missing an executed Waiver of Insurance and Tax Escrow form, signed by the borrower.

*** (CURED) Missing Title evidence - EV R
														COMMENT: The loan file is missing the evidence of title.
GXON1XGMUFV	XXXXXX	XXXXXXX	3	2	3	2	2	2	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types.  The evidence of insurance (pg XXX1) does XXXt include the law and ordinance endorsement. The file included an approved exception (pg 343), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT:   The guidelines (pg 8) requires a minimum DSCR of 1.2XXXx for Traditional II transactions with a loan amount greater than $XXX.  The loan closed with a loan amount of $XXX and DSCR of 1.01x. The loan approval does XXXt have an approved exception for this

*** (OPEN) Property listed for sale in past XXX months - EV 2
COMMENT:   The guidelines (pg XXX1) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term XXXXXXXXXX only with a XX prepayment. The appraisal (pg 30) reXXXects the subject was listed for sale on XX/XX/XXXX for $XXX and borrower received an offer for $XXX and borrower has decided to XXXt move forward and listing was withdrawn XX/XX/XXXX (p 34X) as documented on the listing cancellation. The file included an approved exception (pg 343), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Remaing Lease Term is Zero Month, XXX Prior Lease Converted to Mo-to-Mo - EV 2
													COMMENT: The subject lease for the main XXXoor (p XX8) reXXXects a term of XX months expiring on XX/XX/XXXX. The lease has an automatic renewal term of 6 months; therefore, the lease expires on XX/XX/XXXX. The lease does XXXt contain a month-to-month provision or aXXXther extension of the subject lease. In addition, the lease provided is XXXt fully executed or signed by the tenant. The loan approval does XXXt have an approved exception for this.
GZUN3C4SIUN	XXXXXX			XXXXXXX		1	1	1	1	1	1
H2MDV21GUWN	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) XX Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance (pg 13XXX) does XXXt include loss of rents.  The file included an approved exception (pg 2XXX4), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX. The file included an approved exception (pg 2XXX4), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Does XXXt meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pg 8) for Investor 1-4 allow a minimum loan amount of $XXX.  The subject closed with a loan amount of $XXX. The file included an approved exception (pg 2XXX4), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg 34) require a minimum credit score of XXXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pg 2XXX4), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The credit report reXXXected date of last activity of XX/XX/XXXX. The file included a mortgage statement confirming the XX/XX/XXXX and XX/XX/XXXXpayments were made; however, the file did XXXt include evidence of the XX/XX/XXXX and XX/XX/XXXX payments.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
H2TAWOBEK4K	XXXXXX	XXXXXXX	3	1	3	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The file is missing the final loan application.

*** (CURED) Credit Report expired - EV R
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX.

*** (CURED) Lender Approval - EV R
COMMENT:   The file is missing the loan approval.

*** (CURED) Missing XXX / Entity Documents - EV R
														COMMENT: The file is missing the entity documents.
HDRTDO35K4W	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The subject XXXte is dated XX/XX/XXXX. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX, XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT:   The guidelines (pg 8) requires a minimum DSCR of 1.2XXXx for Traditional II transactions with a loan amount greater than $XXX00,00XXX  The loan closed with a loan amount of $XXX and DSCR of 1.12x. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX, XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
													COMMENT: The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was occupied in XX of the XX units. The file includes lease agreements (p 3XXX0-XXXXXX) which are expired. XX was documented (p 3XXX) with a term date through XX/XX/XXXX. did XXXt include a lease for the subject property. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX, XXXXXXXXXX and XXXXXXXXXX.
HESH3UB5WPC	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT: The matrix (pg 1) allows a max XXX0% for XXXX loan product. The loan closed with a LTV of XXX%. The file included an approved exception (pg XX9), citing mitigating factor of XXXXXXXXXX. The mitigating factor is XXXt a valid factor since the max LTV for the product is XXX%.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXXX Tropical Storm XXXXX. (EM-XXX0XXX-XXX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
HGNEGSX22OS	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types.  The evidence of insurance (pg XXX9) does XXXt include the law and ordinance endorsement. The file included an approved exception (pg XX3), citing mitigating factors of XXXXXXXXXXXXXX.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XXXX) require Wind and Storm (“Wind and Hail”) policies are required for properties located in areas of high risk.  The evidence of insurance (pg XXX9) does XXXt include wind and hail coverage. The file included an approved exception (pg XX3), citing mitigating factors XXXXXXXXXXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT:   The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the XXXXXXX. The Sitex (p XX8) for the borrower XXXXXXX reXXXects the XXXXXXX is solely in the XXXXXXXX name. The loan file contains (p XX8) a marriage certification to support. The loan file is missing housing payment history. The file included an approved exception (pg XX3), citing mitigating factors XXXXXXXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XX3), citing mitigating factors of XXXXXXXXXX, XXXXXXXXXX, and XXXXXXXXXX.
HKHA42MH4IY	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT: The guidelines (pg XXXX) require a mortgage payment history of 1*30, the last XXX months, XXXne in the last 90 days and mortgage must be current, 2*30 or 0*XXX in the last XXX months. The loan file (p XXXX9) contains a wire receipt dated XX/XX/XXXX which documents the XX/XX/XXXX and XX/XX/XXXX payments were made on the same day for the subject property. The VOM (p XXXX8) reXXXects due for XX/XX/XXXX payment on the XXX mortgage. The VOM (p 440) reXXXects due for XX/XX/XXXX payment on the XXX mortgage. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX, declared a major disaster XX/XX/XXXX, XXXXXXn Fire. (FM-XXXXXXXXX-XX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
HOL2H4MYJO0	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Ineligible Location - EV 2
													COMMENT: The matrix (pg 1) indicates there are ineligible lending locations nationwide. The file included an approved exception (pg 30XXX) for state exclusion override, citing mitigating factor of XXXXXXXXXX and XXXXXXXXXX.
HP1RMJEJUWU	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) requires 1-4 Tenant Occupied;  If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance (pg 13X) reXXXects loss of use and the policy does XXXt reXXXect it is a Landlord/Rental policy. The file included an approved exception (pg 166), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
													COMMENT: The guidelines (pg XXXX) require a mortgage payment history of 1*30, the last XXX months, XXXne in the last 90 days and mortgage must be current, 2*30 or 0*XXX in the last XXX months. The VOM (p 3X3) for the primary and the VOM (p 3XXXX) for the subject show a late payment for XX/XX/XXXX. The loan approval (p 166) is dated XX/XX/XXXX; therefore, a late payment within XX/XX/XXXX days. The loan file contains a LOX (p 1X1) for the reason due to change of banks. The file included an approved exception (pg 166), citing mitigating factors of XXXXXXXXXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
HQ4QRW2U0ZT	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Credit report incomplete - EV 2
COMMENT:   The credit report reXXXects an XXXXXXX.  The file included an approved exception (pg 2XXX2), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The credit report reXXXected the borrowers payment through XX/XX/XXXX. The file did XXXt include evidence of XX/XX/XXXX and XX/XX/XXXX payments.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending *** (CURED) Missing XXX / Entity Documents - EV R COMMENT: The file is missing the operating agreement.
HTEBNQYN0YL	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The hazard insurance does XXXt have the required Low or Ordinance. The loan approval has an approved exception allowing based on mitigated factor of XXXXXXXXXX.
I0AUG2SPMOX	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
													COMMENT: The matrix (pg 1 and 4) reXXXects the Fixed Interest Only period is a XXX-year term. The XXXte (pg 2XX) confirms the loan closed with an Interest Only period of XXXX years (XX/XX/XXXX).	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
IANPV2OMXB5	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT:   The guidelines (pg 8) requires a minimum DSCR of 1.XXx for Traditional I transactions with a loan amount greater than $XXX.  The loan closed with a loan amount of $XXX and DSCR of XXXXXXx. The file included an approved exception (pg 2XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was 100% tenant occupied. The loan file contains (p 2X6) for apartment #XX. The subject is a Mixed-Use with XX units. Commercial space is occupied by the borrower. The file did XXXt include lease agreements for the subject property.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 439) indicating the borrower lives rent XXXX at the XXXXXXX. The file included an approved exception (pg 2XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.
IAX40SWGQ5F	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Fraud Alert on credit report - EV 2
COMMENT: The credit report (p XX9) reXXXects a fraud alert beginning XX/XX/XXXX and extended for seven years. The loan file is missing proof the consumer has agreed to proceed with opening or modifying an account.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Lease Requirement  - EV R
														COMMENT: The subject transaction is a XXXXX, the appraisal reXXXected the property was XXXXX. The file did XXXt include a lease for the subject property.
INL5WZFZBQF	XXXXXX	XXXXXXX		XXXXXXX	XXXXXXX	3	2	3	1	2	1		*** (OPEN) DSCR Is XXXt Eligible - EV 2 COMMENT: Insufficient Global DSCR: XXX for XXXX; XXX for XXXXX; XXX for XXXX; XXX for XXXX YTD.	*** (CURED) Title issue - EV R COMMENT: Prelim TItle does XXXt provide Loan Policy Amount. Please provide confirmation of XXX lien Loan Policy, in the amount of $XXX
IOWXEOM1RZF	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types. The evidence of insurance (pg XXX4) does XXXt include the law and ordinance endorsement. The file included an approved exception (pg 2XXX), citing mitigating factor of XXXXXXXXXX.
IRM3ZAVT3T1	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the subject property. The credit report reXXXected the date of last activity date was XX/XX/XXXX. The file is missing evidence of XX/XX/XXXX payment history.	*** (CURED) Application Missing - EV R
COMMENT:   The file is missing the final executed loan application.

*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   XX/XX/XXXX: Secondary valuation received - Desk Review - supports the appraised value

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the executed Loan Agreement.

*** (CURED) Entity Evidence of signatory authority - EV R
COMMENT:   The file is missing the certificate of authority to confirm the member has authority to sign.

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   The file is missing the executed Guaranty.

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the executed business purpose disclosure.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file is missing the final HUD executed by the borrower or stamped by the settlement agent.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file is missing the executed mortgage.

*** (CURED) XXXte is missing or unexecuted - EV R
														COMMENT: The file is missing the executed XXXte.
ISQBGXNK4NW	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   XXXXX unit.  The loan approval has an approved exception allowing based on mitigated factor of XXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: Credit score of XXX is less than minimum allowable of XXXX. The loan approval has an approved exception allowing based on mitigated factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
IVLVNGN42J5	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XXX8) indicates all policies shall be issued by an insurance carrier with a rating of "A-VIII" or better by XXX , rating of A or better by XXX  Inc., or a rating of "A" or better as to claims-paying ability by Standard & Poor's Rating Group. The evidence of insurance (p 12XXX) reXXXects the insurance company is XXX . The XXX  (p 133) is XXXt the same company as indicated on the policy declarations page.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 298) indicating the borrower lives rent XXXX at the XXXX residence. The file included an approved exception (pg 16X), citing mitigating factor of XXXXXXXXXX.
IVS0IV2AKH1	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT:   The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains (p 3XX) current lease that started XX/XX/XXXX for XXXXXXX. The file contains a copy of the utility bill (p 316) and a LOE from borrower (p 3XXX) indicating the borrower pays cash each month. The loan file does XXXt have documentation to support the XXX months of payment history. The file included an approved exception (pg 188), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg 188), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
IYC0K3WLAE5	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Asset Verification insufficient - EV 2
COMMENT:   The guidelines (pg 4X) require down payment and verification of funds to close.  The file did XXXt include evidence of the wired receipt of funds to close to confirm the funds came from the verified XXX bank account. The file included an approved exception (pg XXXXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Borrower(s)  Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXXX) Purchase transactions without escrow accounts require a paid receipt for the XXX year premium, if paid prior to closing and if paid through escrow, the full first year premium must be reXXXected as a disbursement on the HUD-I Settlement Statement. The evidence of insurance reXXXects a monthly payment plan was established; however, the final HUD does XXXt reXXXect the first month payment was paid.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: "The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The credit report confirmed payment through XX/XX/XXXX. The file did XXXt include evidence of XX/XX/XXXX payment. "	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
J2IVLYVUFKV	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Does XXXt meet minimum loan amount requirements - EV 2
COMMENT:   Lender guidelines require a minimum loan amount of $XXX and the subject XXXte is $XXX.  The loan approval has an approved exception allowing based on mitigated factors of being a XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines require a minimum score of XXXX and the subject qualifying score is XXX.  The loan approval has an approved exception allowing based on mitigated factors of being a XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: Lender guidelines require a minimum loan amount of $XXX and the subject XXXte is $XXX. The loan approval has an approved exception allowing based on mitigated factors of being a XXXXXXXXXX and XXXXXXXXXX.
JGPI2ONVV1Q	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
JGZ1GOHYEBU	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The subject XXXte is dated XX/XX/XXXX. The file included an approved exception (pg 3X2), citing mitigating factor of XXXXXXXXXX.

*** (OPEN) Does XXXt meet Seasoning Requirements  - EV 2
													COMMENT: The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased share into the borrowing entity XX/XX/XXXX for XXX% ownership per the second amendment (p 2XXX) as the manager of XXXXXX, XXX. The borrower has been on title for less than XXX months. The file included an approved exception (pg 3X2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
JS4W2QT25IV	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Does XXXt meet Seasoning Requirements - EV 2
COMMENT:   The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to theXXXXX original purchase price or the current appraised value. The borrower purchased the subject property on XX/XX/XXXX for $XXX. The value of $XXX was used for qualifying purposes. The file included an approved exception (pg 3XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg 3XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.
KF12H52AV1R	XXXXXX	XXXXXXX	3	1	3	1	1	1	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The loan file is missing a copy of the final HUD.
KL1BLWFSN5P	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pg XXX2) reXXXects a basic form. The file included an approved exception (pg XXX0), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Credit history does XXXt meet guidelines - EV 2
COMMENT: The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XXX active major consumer credit and/or mortgage accounts. The credit report (pg XXX4) reXXXects XX active accounts reporting. Credit was established in XX/XX/XXXX. There was XXX approved exception for this.	*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX- continuing, declared a major disaster XX/XX/XXXX, XXXXXXX Tropical Storm XXXXX. (EM-XXX08-XX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
KLODE5J3YPK	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines (pg XXXX) require XXXXXXXXXXs without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within XXX days of close of escrow. The evidence of insurance (p 118) reXXXects an expiration date of XX/XX/XXXX and borrower pays on a payment plan. The final HUD (p 109) does XXXt reXXXect a full year premium collected at closing. The file included an approved exception (pg 16X), citing mitigating factor of XXXXXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
KZM53IZZOBL	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The subject XXXte is dated XX/XX/XXXX. The file included an approved exception (pg 2XXX9), citing mitigating factors of XXXXXXXXXXXXX.

*** (OPEN) Does XXXt meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the subject property on XX/XX/XXXX along with 3 oth properties for $XXX. The value of $XXX was used for qualifying purposes. The loan file contains a list of recent improvements to the subject properties (pg 9) since purchase that documents total of $XXX. The file included an approved exception (pg 2XXX9), citing mitigating factors of XXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XXXX. The loan file does contain a copy of a lease and proof of rent payment. The file included an approved exception (pg 2XXX9), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg 2XXX9), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
COMMENT:   FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXX Tropical Storm XXXXX. (EM-XXX0XXX-XX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The loan file is missing the signed and executed Final HUD for the subject transaction.
L1WPR3ASZHV	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pg 131) reXXXects a basic form.

*** (OPEN) Hazard Insurance - EV 2
COMMENT: The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types. The evidence of insurance (pg 131) does XXXt include the law and ordinance endorsement.	*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXXXX XXXXXXXX. (FM-XXXXXX22-XX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
L2RE3VZTAON	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Credit history does XXXt meet guidelines - EV 2
COMMENT:   The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XXX active major consumer credit and/or mortgage accounts. The credit report (pg 6X2) reXXXects XX open accounts reporting. Credit was established XXXX. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT:   The guidelines (pg 8) requires a minimum DSCR of 1.XXx for Traditional I transactions with a loan amount greater than $XXX.  The loan closed with a loan amount of $XXX and DSCR of XXx. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT:   The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains (p X12) proof the ownership of the primary was transferred to XXXX, XXX in XX/XX/XXXX where borrower relinqueshed title. The loan application (p 409) supports borrower has been renting for XXX years, and the loan file is missing XXXXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XX months on the subject property. The loan file contains payments for XX/XX/XXXX, and XX/XX/XXXX(p X01-X0X, XXXX). The payoff (p 483) reXXXects a matured loan with XXXX months of deferred interest XXXt paid, the current lender filed a XXX for payment on the subject. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.
L50KP1KGXKV	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types.  The evidence of insurance (pg XXX6) does XXXt include the law and ordinance endorsement.

*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 390) indicating the borrower lives rent XXX at the XXXXXXX. There is XXX approved exception for this.

*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
COMMENT:   The matrix (pg 1) allows a max X0% for Traditional II products and also requires a XXX% Reduction of LTV due to XXX time investor for a total max LTV allowed of 6XXX%. The loan closed with a LTV of XXX%. The file included an approved exception (pg 2XXXXXX), citing mitigating factor of XXXXXXXXXX.

*** (OPEN) Purchase Contract - EV 2
COMMENT: The loan file contains a purchase contract (p 300) with an expected closing date of XX/XX/XXXX. The loan file contains a contract addendum (p 2XXX) which changes the buyer on the contract only. The loan file is missing a contract addendum extending the closing date to meet the subject XXXte date of XX/XX/XXXX.	*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXX Tropical Storm XXXX. (EM-XXX0XXX-XX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
LEP2NALSHOU	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The hazard insurance payment was XXXt collected at closing because it is on a payment plan.  The loan approval has an approved exception allowing based on mitigated factor of being a XXXXXXXXXX.

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   The loan approval has three exceptions based on XXXXXXXXXX and the asset narrative required six months P&I ($XXX) reserves as a mitigated factor for UW Management exceptions.  The borrower has verified assets of $XXX and paid $XXX to close leaving reserves of $XXX for a shortage of reserves of $XXX to meet the mitigated factor for the exceptions.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject has XXX lease and staged in appraisal.  The loan approval has an approved exception allowing as an airbnb with ledger based on mitigated factors of being XXXXXXXXXX and XXXXXXXXXX; however, the loan file does XXXt meet the loan approval required reserves for the mitigated factor.

*** (OPEN) Original LTV (OLTV) does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The LTV of XX% exceeds the maximum allowable of XXXX%.  The loan approval has an approved exception allowing based on being a XXXXXXXXXX and XXXXXXXXXX; however, the loan file does XXXt meet the loan approval required reserves XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The loan file does XXXt have the mortgage payment for XX/XX/XXXX for the subject and for primary has 1x30 with in the last 90 days for XX/XX/XXXX. The loan approval has an approved exception based on mitigated factors of being a XXXXXXXXXX and XXXXXXXXXX; however, the loan file does XXXt meet the loan approval required reserves for the mitigated factor.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Title issue - EV R
														COMMENT: The preliminary title reXXXects an open water bill of $XXX (p.XXX0) that was XXXt paid on the final HUD and the file does XXXt contain evidence it has been paid.
LFHXRQ5KGZN	XXXXXX	XXXXXXX	3	2	3	3	2	1	*** (OPEN) Does XXXt meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pg 8) indicates minimum loan amount for permanent financing for an investor 1-4 is $XXX. The loan closed with a loan amount of $XXX. The file included an approved exception (pg 1X1), citing mitigating factor of XXXXXXXXXX.

*** (OPEN) Missing Doc - EV 2
COMMENT:   The loan file is missing the SiteX report for the borrower XXXXXXX.

*** (OPEN) Purpose does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg XXX1) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term XXXXXXXXXXs only with a XX-year prepayment. The appraisal (pg 16) for property XXXXXXXXXXXXXX reXXXects the subject was listed for sale on XX/XX/XXXX for $XXX reduced on XX/XX/XXXX to $XXX, then back up to $XXX on XX/XX/XXXX, and withdrawn on XX/XX/XXXX. The subject XXXte date is XX/XX/XXXX The loan file does XXXt include an approved exception for the cash out XX/XX/XXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) Missing Appraisal - EV R
COMMENT:   The loan file is missing a copy of the appraisal for property located at XXXXXXXXXXXXXX.

*** (CURED) Missing XXXood cert - EV R
COMMENT:   The subject loan is a XXXXXXXXXX of 2 properties in a blanket loan. The loan file is missing the XXXood cert for property XXXXXXXXXXX.

*** (CURED) Missing proof of hazard insurance - EV R
														COMMENT: The loan file is missing the insurance policy information for both properties.
LJ4X2AIZK5O	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) XXXXXXXXXXation - EV 2
COMMENT:   The Analyst Review (p.XX2) requires the XXX XXXoor windows to have boards removed prior to closing.  The file contains an email (p.10) requiring a holdback for the boards and the file contains an unsigned Holdback Agreement (p.XXX) with a holdback amount of $XXX.  The Estimated HUD approved for funding (p.XXX) does XXXt have any holdback and the file is missing the final to verify the cited holdback was done.

*** (OPEN) Hazard Insurance - EV 2
COMMENT: The hazard insurance is XXXt paid at closing. The loan approval has an approved exception allowing based on mitigated factor of XXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The loan file is missing the final signed Settlement Statement.
LOJUYHGFQNH	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2
													COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX. The subject XXXte is dated XX/XX/XXXX. The file included an approved exception (pg XXX1), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Missing Doc - EV R COMMENT: The loan file is missing the Environmental Disclosure Form.
M42FCARLSSA	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
MEGEHPOJPZB	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The hazard policy does XXXt have wind and hail coverage. The loan approval has an approved exception allowing based on mitigated factor of being a XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending *** (CURED) XXXte is missing or unexecuted - EV R COMMENT: The loan file is missing the XXXte.
MF02BEQQMFX	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Does XXXt meet Seasoning Requirements - EV 2
COMMENT:   The Sitex report for the subject property confirms the property transferred from XXXXXXXXXXXX XXX, XX/XX/XXXX. The file included a letter of explanation (pg 13X) indicating the borrower owned XXXX Corp.  The file did XXXt include evidence the borrower has ownership of XXXXX Corp to confirm the seasoning requirements were met.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The transaction is a XXXXXXXXXX.  The appraisal XX/XX/XXXX, confirms the second unit is XXXXX. The file included a month to month lease dated XX/XX/XXXX; however, evidence the security deposit and first month rent was paid was XXXt provided.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg XXXX) If the Borrower previously rented, a 12-month rental history must be verified. The file included a VOR (pg XXX4); however, the verification was XXXt signed, the person completing the verification did XXXt provide a title and the verification was XXXt dated.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending *** (CURED) XXXXXXXXXXation - EV R COMMENT: The file is missing the Sitex report for the borrowers XXXXXXX.
MHYBIKJ0KMG	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT: The guidelines (pg XXXX) If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past XXX months. The file included evidence of canceled checks and bank statements to document the borrowers rental history from XX/XX/XXXX. The borrower provided a letter of explanation dated XX/XX/XXXX confirming the borrower continues to occupy their XXXXXXX. The file is missing evidence of XX/XX/XXXX rental payment history.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending receipt of secondary valuation

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX declared a major disaster XX/XX/XXXX, XXX Severe Storms, Straight-line Winds, Tornadoes, and XXXooding XXX-XXX. The appraisal was completed XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt effected by the disaster.
MI5SOVIV5OA	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
MJDL3KA4OD5	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The file included an approved exception for insurance impounds waived due to payment plan, citing mitigating factor of XXXXXXXXXX.

*** (OPEN) Occupancy does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 30) states XXXXX makes commercial/business purpose loans only and consumer loans are XXXt eligible under our lending programs. A Consumer loan is a loan to one or more individuals for household, family, or other personal expenditures. The guidelines (pg 33) Properties that are XXXX homes or XXX homes are considered XXXXXXXX if the borrower or their immediate family use or intend to use the property for more than XXX days. The file included an executed lease confirming the tenant is a XXXXXXXXXX and related entity individual. Additionally, the appraiser commented XX/XX/XXXX the occupancy was changed to XXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
MJHSRTK01EB	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Does XXXt meet Seasoning Requirements - EV 2
COMMENT:   The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower inherited the subject property on XX/XX/XXXX for $XXX. The value of $XXX was used for qualifying purposes. The file included an approved exception (pg XXX8), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XXXXX.  The file did XXXt include a lease for the subject property. The file included an approved exception (pg XXX8), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT:   The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a (p 301) release of mortgage dated XX/XX/XXXX for the owner of the XXXXXXX, which documents borrower is living rent free. It appears to be the same person the borrower acquired the subject property from an inheritance. The file included an approved exception (pg XXX8), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XXX8), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
MSF35WBE35O	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance (pg XXXX) reXXXects loss of use and does XXXt indicate Landlord/Rental policy.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg 34) require a minimum credit score of XXXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pg XX1), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the subject property. The file is missing evidence of XX/XX/XXXX payment. The file included an approved exception (pg XX1), citing mitigating factors of XXXXXXXXXX.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA disaster XXX Tropical Storm XXXX, incident dated XX/XX/XXXX, declared XX/XX/XXXX. The appraisal is dated XX/XX/XXXX.
MYPFAEMVINQ	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines (p XXX6) indicates the deductible must be equal to the lessor of $XXX (Loan >$XXX max deductible $XXX) or XX% of the amount of coverage. The evidence of insurance (p 91) reXXXects a deductible of $XXX which exceeds the lesser of $XXX. The file included an approved exception (pg XXX0), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
NAVAO5EPRHQ	XXXXXX			XXXXXXX		1	1	1	1	1	1
NB5JHNJVMXY	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The borrower lives rent XXXXX. The file included an approved exception (pg XX2), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
NEDQO5EGX33	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
COMMENT:   The loan approval has an approved exception for a first time investor based on mitigated factor of XXXXXXXXXX.

*** (OPEN) Original LTV (OLTV) does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   Per guidelines, there is a X% reduction in LTV for first time investors.  The guideline maximum LTV is XX% and applying the XX% reduction it is XX%.  The borrower is a XXX time investor and the subject transaction has an LTV of XX% which exceeds the maximum by XX%.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: Lender guidelines requires rent payment checks for the past XXX months. The loan file contains canceled checks from XX/XX/XXXX (p.4XXX-488). The loan file is missing XX/XX/XXXX canceled housing checks.	*** (CURED) Final Application is missing - EV R
COMMENT:   The loan file is missing the final signed loan application

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The loan file is missing the final signed HUD.

*** (CURED) 2nd Mortgage / HELOC Terms required - EV R
														COMMENT: Per the loan approval (p.XXX4) and estimated HUD (p.XX4) there is a second lien of $XXX. The loan file is missing the second lien XXXte verifying the terms.
NL4SOGB0SFN	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XXXX), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
NP2APJOKVLQ	XXXXXX			XXXXXXX		3	1	3	1	1	1			*** (CURED) Mortgage missing / unexecuted - EV R COMMENT: The loan file is missing a copy of the fully executed mortgage.
NSPYXLJVDIT	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The transaction is a XXXXX.  The appraisal reXXXects the subject property is XXXXX. The file included an approved exception (pg XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT:   The guidelines (pg XX) indicate properties located in a town or city with a population less than 2XXX,000 but greater than or equal to 2,XXX00 and are within a 2XXX miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral.  A search of the property confirms the population is XXXX as of XX/XX/XXXX.  The nearest city with a population of over $XXX is XXX miles away. The file included an approved exception (pg XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the subject property. The file is missing evidence of XX/XX/XXXX, XX/XX/XXXX payments for the subject property.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Missing Secondary Valuation
NVUQOPONLV2	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT: The hazard insurance was XXXt paid in full at closing as it is on a payment plan. The loan approval has an approved exception allowing unmitigated.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Mortgage/Rental lates exceed guidelines - EV R
COMMENT:   Lender guidelines allow a maximum of 1x30 in the last XXX months with XXXne in the last 90 days and 2x30, 0xXXX in the last XXX months for mortgage payments.  Per the credit report, the mortgage on the XXXXXXX has XXX and XXX in the last XXX months with it being delinquent XXX month as of XX/XX/XXXX (p.XXXXXX).  The mortgage statement shows as of XX/XX/XXXX the XX/XX/XXXX payments were made on XX/XX/XXXX (p.XXXXXX0); therefore, the history is actually XXX and XXX in the last XXX months which exceeds the max allowable of 1x3XXX

*** (CURED) Original LTV (OLTV) does XXXt meet eligibility requirement(s) - EV R
COMMENT:   The subject appraised value per the appraisal is $XXX (p.2XXX) and the loan approval reXXXects the value as $XXX (p.293).  Using the appraised value of $XXX the LTV is XXX%.  The subject was approved as a XXXX loan which requires a maximum LTV of XXX0%; therefore, the subject does XXXt meet the Fast XXX0 loan program requirements

*** (CURED) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV R
														COMMENT: Lender guidelines require a minimum score of XXXX and the borrowers score is XXX. The loan approval has an approved exception allowing for a score of XXX based on mitigated factor of XXXXXXXXXX. The exception is for a score of XXX; however the actual qualifying score is XXX.
NWCNXP2GOXX	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
NYGWDPYTTFU	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT:   Lender guidelines require a minimum required DSCR of 1.00 on traditional 2 owner user transactions and the subject DSCR is XXX.  The loan approval has an approved exception allowing based on mitigated factor of being a XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT:   Lender guidelines section XXX.4 states Mortgage payment histories XXXt reported on the credit report must be verified for the past XXX months on the subject property and the borrower’s XXXXXXX. According to the Site X for the XXXXXXX (p.39XXX) the borrower has a $XXX mortgage obtained XX/XX/XXXX and an  $XXX mortgage obtained XX/XX/XXXX both by the same lender.  The loan file contains the payment history from XX/XX/XXXX for one of the mortgages and XXXthing for the other mortgage. Additionally, the loan file contains only 11 months for the subject (XX/XX/XXXX) and is missing evidence of the XX/XX/XXXX payment.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
													COMMENT: Lender guidelines section XXX.4 states the max number of late mortgage payments in the last XXX months is 1x30 with XXXne in the last ninety days. According to the credit report (p.XXX) the borrower has a mortgage XXX in XX/XX/XXXX, which is within the XX days of the XXXte date.
O1KB2U2LQYZ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) requires 1-4 Tenant Occupied;  If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance (pg 112) reXXXects loss of use and the policy does XXXt reXXXect it is a Landlord/Rental policy. The file included an approved exception (pg 139), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) HOA Certificate  - EV 2
COMMENT:   The loan file is missing a copy of the HOA certification.

*** (OPEN) Lease Requirement  - EV 2
COMMENT: The subject transaction is a XXXX the appraisal reXXXected the property was tenant occupied. The subject is rented as a short term rental. The file did XXXt include lease agreement for the subject property. The file included an approved exception (pg 139), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The subject loan final HUD (p 109) reXXXects total funds provided from XXX transactions of the other XXX units within the subject building and were for $XXX (Unit XXX) and $XXX (Unit XXX). The loan file contains a copy of the final HUD (p 1XX) for the funds in the amount of $XXX (Unit XXX). The loan file is missing the proof of funds or final HUD for the remainder balance of $XXX (Unit 2).

*** (CURED) Borrower(s)  XXXood Insurance Requirements (Fail) - EV R
COMMENT:   The XXXood cert (p 11X) reXXXects the subject is located in a XXXood zone AE. The loan file is missing a copy of the XXXood insurance policy.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The guidelines (pg XXXXXX) requires the amount of coverage and shall be the lesser of  (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for the depreciation Replacement cost can be determined by the endorsement on the insurance cert, the carrier's estimate, or the lenders appraisal estimate, or (c) insurance vender-provided replacement cost coverage amount. The evidence of insurance (p 112) reXXXects a dwelling coverage of $XXXX and the loan amount is $XXX The insurance does indicate the policy has replacement cost coverage; however, it does XXXt indicate the dollar amount of that value estimate for the subject. The subject is a XXXXX and the loan file is also missing a copy of the Master HOA policy.

*** (CURED) Missing Doc - EV R
														COMMENT: The loan file is missing a copy of the payoff demand to XXX XXX.
O522RRUEC2R	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does XXXt include the law and ordinance endorsement. The file included an approved exception (pg 2X), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The credit report reXXXects the date of last activity for the borrowers XXXXXXX is XX/XX/XXXX. The file did XXXt include evidence of XX/XX/XXXX and XX/XX/XXXX payments.
OJEBQ3NYCMC	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT:   The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the XXXXXXX. The loan file contains a mortgage statement (p XXX8) with XXXXXXX loan #XXXX for the primary which indicates the loan is due for XX/XX/XXXX payment and that the last payment received was XX/XX/XXXX. The loan file has bank statements (p 2XXX2-4XXX) with XXXX Bank documenting payments; however, XXX monthly payments were documented for XX/XX/XXXX.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pg XXXX) require a mortgage payment history of 1*30, the last XXX months, XXXne in the last 90 days and mortgage must be current, 2*30 or 0*XXX in the last XXX months. The loan file contains a mortgage statement (p XXX8) with XXX  loan #XXXX for the primary which indicates the loan is due for XX/XX/XXXX payment and that the last payment received was XXX.XXX.XXXXX. The loan file has bank statements (p 2XXX2-4XXX) with XX Bank documenting payments; however, XXX monthly payments were documented for XX/XX/XXXX

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
COMMENT:   FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXX Tropical Storm XXXX. (EM-XXX0XXX-XX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.

*** (CURED) Lender Approval - EV R
COMMENT:   The loan file is missing the lender approval.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The loan file is missing the title report.

*** (CURED) Mortgage missing / unexecuted - EV R
														COMMENT: The loan file is missing a copy of the executed mortgage.
OMFUJ11MYMV	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 3X0) indicating the borrower lives XXXXX at the XXXXXX residence. The file included an approved exception (pg XX6), citing mitigating factor ofXXXXXXXX.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The final HUD is missing.
OYLMUO034WB	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
P0QNGHBKJIJ	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The subject transaction is a XXXXXXXX, the appraisal reXXXected the property was XXXXX. The loan file contains (p 12X) a lease agreement dated after the subject appraisal date. The file included an approved exception (pg XXX8), citing mitigating factor of XXXXXXXX.
P1HQ32ZB2S0	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
PFSMUW3HJV0	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) XXXXXXXXXXation - EV 2
COMMENT:   The Environmental Disclosure Form and Addendum in the file are XXXt signed (p.181-182)

*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT:   Lender guidelines require a minimum DSCR of 1.XX and the DSCR is XXX.  The loan approval has an approved exception based on XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance does XXXt have Ordinance and Law coverage.  The loan approval has an approved exception allowing based on being a XXXXXXXXXX.

*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
COMMENT:   The loan approval has an approved exception for XXX Traditional 1 Owner Occ Override based on being a XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: Lender guidelines require housing payment history for the most recent XXX months. The loan file contains evidence of payments from XX/XX/XXXX. The loan file is missing evidence the XX/XX/XXXX rent payment has been made.
PIP1GYYNNDN	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT:   Lender guidelines require a minimum DSCR of 1.00 for a owner/user traditional 2 loan.  The subject DSCR is XXX.  Approved exception allowing based on XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance does XXXt have law & ordinance coverage.  Approved exception based on mitigated factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The file has documented eight mortgage payments for the subject and there are XXX monthly mortgage payments on the subject property since the mortgage matured XX/XX/XXXX. Approved exception based on mitigated factors of XXXXXXXXXX and XXXXXXXXXX.
PM3SDRO4BKM	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX. The file included an approved exception (pg 3XXX), extending the credit report for XXXX week,  citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Ineligible Location - EV 2
													COMMENT: The matrix (pg 1) indicates there are ineligible lending locations nationwide. The file included an approved exception (pg 3XXX), citing mitigating factors of XXXXXXXXXX.
PMCJMADYN1R	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types.  The evidence of insurance (pg 2XXX8) does XXXt include the law and ordinance endorsement. The file included an approved exception (pg 49X), citing mitigating factors of XXXXXXXXXXXXXXX.

*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
COMMENT:   The matrix (pg 1) allows a max X0% for Traditional II products and also requires a XXX% Reduction of LTV due to XXXX  time investor for a total max LTV allowed of 6XXX%. The loan closed with a LTV of XXX%. The file included an approved exception (pg 49X), citing mitigating factors of XXXXXXXXXXXXXXXX.

*** (OPEN) Verification of Rent - EV 2
													COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains over XXX months rental payments (p XXX and XXX8) for the borrowers XXXXXXX; however, the payments for XX/XX/XXXX and XX/XX/XXXX, along with XX/XX/XXXX were XXXt documented. The file included an approved exception (pg 49X), citing mitigating factors XXXXXXXXXXXXXXX.
PSFDRFCDWL1	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) wind/hail deductible up to the lesser of XX% or $XXX of loan amount is acceptable. The evidence of insurance (pg 11X) reXXXects a wind deductible of XXX% or $XXX, which exceeds the allowed $XXX threshold. The file included an approved exception (pg 18XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) requires 1-4 Tenant Occupied;  If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance (pg 1XXX) reXXXects loss of use and the policy does XXXt reXXXect it is a Landlord/Rental policy. The file included an approved exception (pg 18XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XXXXX.  The file did XXXt include a lease for the subject property. The file included an approved exception (pg 18XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the subject property. The loan file contains a payoff (p 2XX) which supports the next payment due is XX/XX/XXXX. The loan file is missing monthly payment documentation to support the payments made since the property was purchased on XX/XX/XXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R *** (CURED) Missing Doc - EV R COMMENT: The loan file is missing a copy of the SiteX report for the subject property.
PUTATI1GNN4	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT: The guidelines (pg XXXX) require Purchases without escrow accounts require evidence that the first-year premium has been paid, if paid prior to closing and if paid through escrow, the full first year premium must be reXXXected as a disbursement on the HUD-1 Settlement Statement. The final HUD (pg XXXX) does XXXt reXXXect the full year premium of $XXX paid. The evidence of insurance (p 1X) reXXXects the premium is on a payment plan.	*** (CURED) Application Missing - EV R
COMMENT:   The loan file is missing an executed loan application.

*** (CURED) Lender Approval - EV R
COMMENT:   The loan file is missing the lenders loan approval.

*** (CURED) Missing Doc - EV R
COMMENT:   The subject transaction is for a traditional 2 property. The loan file is missing the environmental approval for the subject.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The loan file is missing the prelim title or title report.

*** (CURED) XXXte is missing or unexecuted - EV R
														COMMENT: The subject XXXte is missing from the loan file.
PVGWMWKYGSX	XXXXXX	XXXXXXX	3	2	1	3	1	2	*** (OPEN) Property Issues indicated - EV 2
													COMMENT: The analyst review cited PTD requirements for XXXXXXX of Photo of roof shows it is worn, roof inspection to determine remaining life and an estimate cost if it is in need of being replaced and for XXXXX t of -Repair damage soffit and reconnect downspouts, PTD-The ceiling is cracked and has been patched in one bedroom, roof inspection to determine if the roof is sound and if there are any active leaks and PTD-Replace smoke/CO detectors - missing. The file did XXXt include evidence these items were repaired or cleared.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending Secondary Valuation
Q2IZH0UOWPF	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance (pg 1X8) reXXXects loss of use and does XXXt indicate Landlord/Rental policy.

*** (OPEN) Credit history does XXXt meet guidelines - EV 2
COMMENT:   The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XX active major consumer credit and/or mortgage accounts.  The credit report reXXXects the borrower has XX active accounts with one being an authorized user.  Additionally the credit report reXXXects the incorrect date of birth for the borrower. The file included an approved exception (pg 348), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The borrower lives rent XXXXX. The file included an approved exception (pg 348), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
Q3E1TCEH55L	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XX% XXXXX (2 of the 3 units). The loan file contains a lease agreement (p XXX) for the second XXXoor unit only. The file included an approved exception (pg 1X8), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines (pg XX) Properties located in a town or city with less than 2,XXX00 population will be classified as rural and are XXXt eligible collateral. Properties located in a town or city with a population less than 2XXX,000 but greater than or equal to 2,XXX00 and are within a 2XXX miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The city of XXXXX population search is under 2XXX,000 and the nearest city with a population over 100,000 is XXXXXXX and is over 2XXX miles from subject. The file included an approved exception (pg 1X8), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
QA4OIHLXLK4	XXXXXX			XXXXXXX		1	1	1	1	1	1
QCGSPBHNVZI	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT: The guidelines (pg XXX6) 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance (pg 163) does XXXt include loss of rents.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file is missing the final HUD executed by the borrower or stamped by the settlement agent.

*** (CURED) Title issue - EV R
														COMMENT: The transaction is a XXXXXXXXXX. The appraisal reXXXects the owner of record is XXXXXX, the preliminary title and Sitex reports reXXXects the property is currently vested in: XXXXXXX and XXXXX of the XXXX XXX. The subject loan closed in the name of XXXXXXXX XXX. The file does include evidence the borrower was deeded to the property one day prior to closing.
QG0UFGU2JV0	XXXXXX			XXXXXXX		3	1	3	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The evidence of insurance (p 182) reXXXects an effective and expiration date of XX/XX/XXXX. Subject XXXte is dated XX/XX/XXXX.
QKNLCNOBYTG	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
QZB4W12KVEQ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance (pg 13X) does XXXt include loss of rents. The file included an approved exception (pg 48XXX), citing mitigating factors of XXXXXXXXXXs.

*** (OPEN) Purpose does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XXX1) Properties that have been recently listed (within the past XX months) are Eligible for Rate and Term XXXXXXXXXXs only. The appraisal confirms property XXXXXXX  was listed for sale on XX/XX/XXXX with an asking price of $XXX. According to the MLS, it went under contract on XX/XX/XXXX. The property was on the market for XX/XX/XXXX. The file included the listing agreement (pg 4XXX8) confirming the listing was canceled  XX/XX/XXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrowers’ qualifying score is XXX. The file included an approved exception (pg 48XXX), citing mitigating factors of XXXXXXXXXXs.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Hazard Insurance - EV R
														COMMENT: The file is missing the Master HOI for XXXXXXXXXXXXXX., (XXXXXXX XXXXXX).
R4MSZGM4FPO	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is XXXt Eligible - EV 2
													COMMENT: The DSCR does XXXt meet guidelines. The guidelines (pg 8) require a minimum DSCR for Traditional I products to have a minimum DSCR of 1.XX%. The loan closed with a DSCR of XXX%. The file included an approved exception (pg 30XXX), citing mitigating factors of XXXXXXXXXX.
RAMTY2KLJBC	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Does XXXt meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pg 8) for Investor 1-4 allow a minimum loan amount of $XXX.  The subject closed with a loan amount of $XXX. The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT:   The guidelines (pg XXXX) If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past XXX months.  The borrower lives rent XXXXX. The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
RJWM51YXSJQ	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
RKFBI40N1TC	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
													COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX. The subject XXXte is dated XX/XX/XXXX. The file included an approved exception (pg XXX8), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending.
RMGEFY3W5KR	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types.  The evidence of insurance (pg XXX2) does XXXt include the law and ordinance endorsement.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XXXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XXX months. The loan file contains a copy of the original XXXte (p 401) to XXXXXXXX. The payoff (p 298) reXXXects the loan is current with last payment recieved XX/XX/XXXX. The loan file is missing proof of monthly payments made by the borrower and a VOM. The file included an approved exception (pg XXXXX), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Hazard Insurance - EV R
														COMMENT: The guidelines (pg XXX8) indicates all policies shall be issued by an insurance carrier with a rating of "A-VIII" or better, or a rating of "A" or better by Standard and Poor or XXXXX Inc. The evidence of insurance (p XXX2) indicates the policy was underwritten by Certain Underwriters at XXXXXX. The insurance carrier rating in the loan file (p XXXX) is for XXXXXXX Company, the wholesaler. The file is missing the correct insurance rating.
RR3VGHSWE53	XXXXXX	XXXXXXX	3	1	3	1	1	1	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending
*** (CURED Loan does XXXt conform to program guidelines - EV R
COMMENT:   The guidelines (pg 48) Subordinate financing is acceptable on certain transactions. The subordinate financing should have a minimum term of XX years.  The XX lien XXXte (pg 349) dated XX/XX/XXXX reXXXects a maturity date of XX/XX/XXXX, which is a XX month term.

*** (CURED) Purpose does XXXt meet eligibility requirement(s) - EV R
COMMENT:   The guidelines (pg XXX0) If incidental cash-out involved in a rate/term XXXXXXXXXX exceeds the lesser of XX% or $XXX the loan shall be considered a cash-out XXXXXXXXXX. The final loan approval (pg XXX9-XXX0) reXXXects the transaction is a rate and term XXXXXXXXXX.  The loan approval confirms the loan was XXXt locked as a cash out.  The final HUD (pg 1X0) confirms the borrower received $XXX  (XX%) in cash back proceeds.

*** (CURED) 2nd Mortgage / HELOC Terms required - EV R
														COMMENT: The file is missing the XX lien mortgage.
RSYEBPO5H3W	XXXXXX			XXXXXXX		1	1	1	1	1	1
RTY2LF3LZVV	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The credit report reXXXected the borrowers XXXXXXX HELOCs paid through XX/XX/XXXX. The file did XXXt include evidence of the XXX HELOCS XX/XX/XXXX payments.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
RVUHECHV10I	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does XXXt include the law and ordinance endorsement. The file included an approved exception (pg 3XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Ineligible Location - EV 2
COMMENT:   The matrix (pg 1) indicates there are ineligible lending locations nationwide.  The file included an approved exception (pg 2XXX) for state exclusion override. The file included an approved exception (pg 3XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Purpose does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XXX1) for Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term XXXXXXXXXX only. The properties must be off the market, evidenced by expired or canceled listing agreement or commentary within the appraisal supporting a listing cancellation. The appraisal (pg 18) indicates the property was recently listed for sale at a list price of $XXX. The appraiser did XXXt provide the date of the listing cancellation. The file did XXXt include evidence of the XXXXXXXXXXXX. Furthermore, the loan is a cash out XXXXXXXXXX with the XXXXXXX receiving cash back in the amount of $XXX.
RWKISIHNP3Q	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
SCSASW4GDPT	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Seller contributions exceed guideline limit - EV 2
COMMENT: The guidelines (pg 48) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only XXXt to exceed XX% of the purchase price or VCC value. The final HUD (pg X8) reXXXected the seller provided a $XXX credit or XX% of the purchase price. The file included an approved exception (pg 18X), citing mitigating factors of XXXXXXXXXX.	*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the Sitex report for the borrowers XXXXXXX. The file included a report for XXXXXXXXXXXX, the borrowers primary is XXXXXXXXXXXX.

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the Cert of XXXO for both borrowers.

*** (CURED) Missing credit report - EV R
COMMENT:   The loan file is missing the credit report.

*** (CURED) Missing Doc - EV R
COMMENT:   The file is missing the analyst review.

*** (CURED) XXXte is missing or unexecuted - EV R
														COMMENT: The file is missing the XXXte.
SEEG54XJNJF	XXXXXX	XXXXXXX	3	1	3	1	1	1	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The lenders instructions is XXXt executed by the borrower.

*** (CURED) Purpose does XXXt meet eligibility requirement(s) - EV R
														COMMENT: "The guidelines (pg XXX0) indicates If incidental cash-out involved in a rate/term XXXXXXXXXX exceeds the lesser of XX% or $XXX the loan shall be considered a cash-out XXXXXXXXXX. The final HUD reXXXects the borrower received cash back proceeds in the amount of $XXX or XX%. The final approval reXXXects the loan was locked a rate and term XXXXXXXXXX"
SEOWEKLARGU	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Credit history does XXXt meet guidelines - EV 2
COMMENT:   The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XX active major consumer credit and/or mortgage accounts. The credit report (pg 301) confirms the borrower has XX active accounts with a high credit of $XXX and $XXX The file included an approved exception (pg XX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Purpose does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XXX1) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term XXXXXXXXXXs only with a XX-year prepayment.  The subject loan closed as a cash out XXXXXXXXXX with a 12-month prepayment. The file included an approved exception (pg XX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XXX active major consumer credit and/or mortgage accounts. The credit report (pg 301) confirms the borrower has XX active accounts with a high credit of $XXX and $XXX. The file included an approved exception (pg XX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) XXXXXXXXXXation - EV R
														COMMENT: The guidelines (pg XXX1) Properties that have been recently listed (within the past 6 months) must be off the market (evidenced by expired or canceled listing agreement or commentary within the appraisal supporting a listing cancellations). The file included an email correspondence from XXXXX indicating the property will be removed from MLS immediately; however, the listing cancellation was XXXt provided. A search of the property reXXXects the listing was removed XX/XX/XXXX.
SG1TOCHQXYN	XXXXXX	XXXXXXX	3	2	3	3	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines state the initial policy must be paid in full prior to loan closing.  The hazard policies in the file (p.1XX, 130) do XXXt have evidence they are paid in full.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The loan file is missing the XX/XX/XXXX payment for the XXXXXXX mortgage. The loan approval has an approved exception allowing based on mitigated factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Subject or Comp Photos are missing or illegible - EV R
														COMMENT: The Analyst Review for the property on XXXXXX states the appraiser could XXXt access one basement bedroom and XXX above grade bedrooms and photos are needed of those rooms or appraiser to return to the property to inspect prior to closing. The loan file does XXXt have evidence these rooms have been inspected.
SHJNDEQRRTP	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
													COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX. The subject XXXte is dated XX/XX/XXXX. The file included an approved exception (pg 2XXXX), citing mitigating factor of XXXXXXXXXX.
SPXXNIQ15QE	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 2X6) indicating the borrower lives rent XXXXX at the XXXXXXX. The file included an approved exception (pg 139), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
SQVF5IQPB45	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX8) indicate blanket policies are acceptable when the policy has an amendment that will ensure that the aggregate limit of insurance will apply separately to each covered property. The evidence of insurance (pg 162) reXXXects the subject policy is a blanket policy. The file included an approved exception (pg 2XXX), citing mitigating factor of XXXXXXXXXX.

*** (OPEN) Does XXXt meet minimum loan amount requirements - EV 2
													COMMENT: The guidelines (pg 8) indicates minimum loan amount for permanent financing for an investor 1-4 is $XXXX,00XXX The loan closed with a loan amount of $XXX. The file included an approved exception (pg 2XXX), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Missing Doc - EV R COMMENT: The loan file is missing a copy of the Site X report for the borrower's XXXXXXX located at XXXXXXXXXXXX.
SRFRSPBW5RW	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXXX) require XXXXXXXXXXs without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within XX days of close of escrow or proof borrower established monthly payment plan with XXX  The loan file contains a evidence of insurance (pg 16XXX) with an expiration date of XX/XX/XXXX. The file included an approved exception (pg XXXXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT: The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XXXXX. The file included an approved exception (pg XXXXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Missing credit report - EV R
COMMENT:   The loan file is missing a copy of the borrower credit report.

*** (CURED) Missing Doc - EV R
COMMENT:   The final HUD (p 162) supports the insurance escrow was XXXt collected. The loan file contains a (p 298) waiver of insurance escrow form; however, the form is XXXt fully executed and signed.

*** (CURED) VOM or VOR missing/required - EV R
														COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file is XXXXXXXXXXation to support the borrowers rental payment history. The loan approval indicates borrower is living rent free. The file included an approved exception (pg XXXXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.
SSBVSREKYO2	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg XXXXXX) indicating the borrower lives rent XXXXX at the XXXXXXX. The file included an approved exception (pg XXXX), citing mitigating factor of XXXXXX.

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The subject XXXte is dated XX/XX/XXXX. The file included an approved exception (pg XXXX), citing mitigating factor of XXXXXXXXXX.

*** (OPEN) Does XXXt meet Seasoning Requirements  - EV 2
													COMMENT: The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the subject property through a land contract (p 29X) dated XX/XX/XXXX for $XXX and title was taken by XXXXXXX. The borrower is XXXt listed on title (p XXX2); however, XXXXX is related to the borrowing entity XXXXXX (p XXX9). The loan file contains XXX months payment history (p 498-XXXXX) from XX/XX/XXXX. The value of $XXX was used for qualifying purposes. The file included an approved exception (pg XXXX), citing mitigating factor of XXXXXXXXXX.
TBNEFQAZOZ2	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) XXXXXXXXXXation - EV 2
COMMENT:   The collateral checklist required the Cert of Drug. The did XXXt include the required document.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 2
COMMENT:   The file is missing the final HUD.

*** (OPEN) Original LTV (OLTV) does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The matrix requires a XXX% reduction of the LTV for first time investors. The maximum LTV allowed for a Traditional II transaction is X0%. The borrower is a XX time investor; therefore the max allowed is 6XXX%. The loan closed with a LTV of XXX%.	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The file is master evidence of insurance.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does XXXt include the law and ordinance endorsement

*** (CURED) Lender Approval - EV R
														COMMENT: The file is missing the loan approval.
TDDVCL3ZHBU	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pg 164) reXXXects a basic form. The file included an approved exception (pg 222), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Credit history does XXXt meet guidelines - EV 2
COMMENT:   The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XXX active major consumer credit and/or mortgage accounts. The credit report (pg 343) reXXXects (XXX) open account reporting XXX month, with a total balance of $XXX. Credit was established XX/XX/XXXX. The file included an approved exception (pg 222), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Purpose does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg XXX1) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term XXXXXXXXXXs only with a 2-year prepayment. The MLS listing (pg 2X9) for the subject property reXXXects the subject was listed for sale on XX/XX/XXXX for $XXX, reduced to $XXX, on XX/XX/XXXX, additionaly reduced to $XXX, on XX/XX/XXXX, and withdrawn on XX/XX/XXXX. The subject was purchased XX/XX/XXXX for $XXX, and this value was used. The file included an approved exception (pg 222), citing mitigating factors of XXXXXXXXXX.	*** (Cured) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV 2
														COMMENT: FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXXXXXXXX Fire. (fM-XXXXXX22-XXX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
TDILSWVS2ON	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance has loss of use and does XXXt reXXXect it is a Landlord/Rental policy as required.  It is to be XXXted it reXXXects as a XXXXXXX. The loan approval has an approved exception allowing based on mitigated factor of XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The loan file does XXXt have a VOM for the borrowers XXXXXXX as the mortgages are in the husbands name only. The loan approval has an approved exception allowing based on mitigated factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
TEOHQ01CBFR	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix (pg 1) allows a max X0% for Traditional II products and also requires a XXX% Reduction of LTV due to XXX time investor for a total max LTV allowed of 6XXX%. The loan closed with a LTV of XXX%. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg XXX3) indicating the borrower lives rent XXXX at the XXXX residence. The file included an approved exception (pg XXXX), citing mitigating factors of XXXXXXXX.	*** (CURED) Missing XXX / Entity Documents - EV R
														COMMENT: The guidelines (p 62) indicates the following XXXX documents must be provided for review prior to closing. Copy of operating agreement and/or resolution stating Authorized signer; a complete member list, showing all members and mangers with their respective ownership interest; if ownership is a XXXn-natural person, then documentation to support XXXn-natural person is authorized to own and participate in the XXX, and that the person signing for XXXn-natural person has authority to bind that XXXn-natural person; and, a copy of the EIN/TIN number issued by the IRS. The loan file does contain a XXX checklist (p 182) which documents the loan closing is the entity name of XXXXXX XXX. The loan file is missing all XXX documentation to support the checklist.
TTZUIVL51FJ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pg XXXX) require a mortgage payment history of 1*30, the last XXX months, XXXne in the last 90 days and mortgage must be current, 2*30 or 0*XXX in the last XXX months. The credit report (pg XXX8) dated XX/XX/XXXX, reXXXects the subject property mortgage with XXXXX and an original balance of $XXX. The payment history is through XX/XX/XXXX, and has reported 12*30 day late payments from XX/XX/XXXX. The XXXXXXX mortgage with XXXXXXXX and an original balance of $XXX, reXXXects a 1*30 day late payment on XX/XX/XXXX. The file included an approved exception (pg XXXXXX), citing mitigating factor of XXXXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XXXXXX), citing mitigating factor ofXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The loan file is missing a copy of the final XXXXX settlement statement.
TW4B3CPJUNQ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX. The file included an approved exception (pg 430), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The compliance matrix (pg 86) requires lease, rent roll and XX/XX/XXXX operating statements on Traditional loans > $XXX and/or if the property is under rent control. The loan is a  Traditional I loan, with a loan amount of $XXX  and the appraisal confirmed several of the units are under rent control.  The file did XXXt include the leases. The file included an approved exception (pg 430), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX

*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
													COMMENT: The matrix indicates impounds are required for taxes. The file included an approved exception (pg 430), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX	*** (CURED) XXXood Certification - EV R COMMENT: The file is missing XXXood Cert forXXXXXXXXXXXX
U4YMRHWNWZF	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Missing Lease Agreement - EV 2
													COMMENT: The subject appraisal indicates all units are occupied XXX%. The loan file contains lease agreements (p 2X6-348) for units XXXXXXXX. The loan file is missing the lease agreements for units XXXXXXXX.
UDY30VF1XGZ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Does XXXt meet Seasoning Requirements - EV 2
COMMENT:   The file included an approved exception (pg XXX8)  for less than XXX months of seasoning, citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines (pg XX) Properties located in a town or city with less than 2,XXX00 population will be classified as rural and are XXXt eligible collateral. Properties located in a town or city with a population less than 2XXX,000 but greater than or equal to 2,XXX00 and are within a 2XXX miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The population as of XX/XX/XXXX is XXXXX and the nearest city with population over 100,000 is XXX miles away.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
UEBD2GDCUVD	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Foreclosure History does XXXt meet guidelines - EV 2
COMMENT:   For prop profile for XXXXXXX XXXXX Street, has an open Foreclosure New Filing, dated XX/XX/XXXX. The file included an Attorney letter of explanation. The file included an approved exception (pg XX8), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT: The transaction is a XXXXXXXXXX and the subject property is XXXXXX. The file included an approved exception (pg XX8), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Application Missing - EV R
COMMENT:   The file is missing the final executed loan application.

*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the executed Loan Agreement.

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   The file is missing the executed Guaranty.

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the executed insurance waiver.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file is missing the final HUD executed by the borrower or stamped by the settlement agent.

*** (CURED) Missing Doc - EV R
COMMENT:   The file is missing the executed Lenders Instructions.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file is missing the executed mortgage.

*** (CURED) XXXte is missing or unexecuted - EV R
COMMENT:   The file is missing the executed XXXte.

*** (CURED) Title issue - EV R
														COMMENT: The transaction is a XXXXXXXXXX. The appraisal and preliminary title reXXXect the current owner of record is XXXXXXXXXX. The file did XXXt include evidence the borrower is the owner of XXXXXXXXXX or evidence the property had a deed transfer XX day prior to closing.
UGLSHY1U3TM	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The insurance policy has co-insurance.  The loan approval has an approved exception allowing based on mitigated factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The appraisal shows the subject is XXXXX; however, the file has leases commencing XX/XX/XXXX.  The loan approval has an approved exception allowing based on mitigated factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Missing XXX / Entity Documents - EV 2
COMMENT:   Lender guidelines section 8.4 requires a complete Shareholder, Director and Officer List identifying all shareholders, directors and officers and their respective ownership interests. The file contains the list identifying the parties; however, does XXXt have their respective ownership interests.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The loan file contains the payment history for the XXXXXXX thru XX/XX/XXXX and the subject thru XX/XX/XXXX. The loan file is missing evidence of the XX/XX/XXXX payment for both as guidelines require the most recent XXX months.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
UT2LCEX2S43	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The subject XXXte is dated XX/XX/XXXX. The file included an approved exception (pg 229), citing mitigating factor of XXXXXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT: The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XXX% tenant occupied in the apartment space. The file did XXXt include lease agreement for the apartment.	*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The loan file is missing a copy of the executed mortgage/deed of trust.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The loan file is missing a copy of the XXXXXXXXXX.
UWBLDJ5LDO0	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pg XXX1) reXXXects a basic form. The file included an approved exception (pg XXX4), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Credit history does XXXt meet guidelines - EV 2
COMMENT: The guidelines (pg XXX) For Borrower(s) to be eligible for the programs, they must exhibit at least XXX active major consumer credit and/or mortgage accounts. The credit report (pg 33XXX) reXXXects XX active accounts reporting. Credit was established in XX/XX/XXXX. There was XXX approved exception for this.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXXX Tropical Storm XXXX. (EM-XXX08-XX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
UY1H4MIMSTO	XXXXXX			XXXXXXX		3	1	3	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending *** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file is missing a final HUD.
V34SD1LTT4R	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT: The matrix requires a maximum LTV of 6XXX% for foreign investors. The loan closed with a XXX% LTV. The file included an approved exception (pg XXX), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX. The borrower has purchased and sold multiple properties since XX/XX/XXXX; however, XXXt owned anymore. The citing comp factor for XXXXXXXXXX is XXXt valid.	*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXXX XXXXXX. (EM-XXX0XXX-XX). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
V3N2RTEBYUL	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
V44OO32YDN0	XXXXXX	XXXXXXX	3	1	3	1	1	1	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Hazard Insurance - EV R
														COMMENT: The file is missing evidence of insurance for XXXXXXXXXXXXXXXXXXX.
V53DQCCTFAN	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg XXX6) indicating the borrower lives rent XXXXX. The loan file does XXXt include an approved exception for this.	*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The guidelines (p X3) indicates for new traditional loan applications; the Environmental disclosure questionnaire form is required. The  loan file only includes a copy (p XXX)  of the environmental approval; however, the file is missing the questionnaire form disclosure.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final master HUD is XXXt executed by the borrower or stamped by the settlement agent.

*** (CURED) Lender Approval - EV R
COMMENT:   The loan file is missing a copy of the lenders loan approval.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the SiteX report for the XXXXXXX address XXXXXXXXXXXX.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The loan file is missing evidence of insurance for the subject.

*** (CURED) Purchase Contract - EV R
														COMMENT: The purchase contract (p 2XXX1 - Section 4 Closing (a)) indicates a closing date of XX/XX/XXXX. The loan file is missing a fully executed addendum to contract extending the closng date from XX/XX/XXXX
V5H3Q22URDJ	XXXXXX			XXXXXXX		3	2	3	1	2	1		*** (OPEN) XXXXXXXXXXation - EV 2 COMMENT: The file did XXXt include a sitex report for the borrowers XXXXXXX.
VAPZBBQ0YZI	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6), Traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does XXXt reXXXect XXXXXXXX.

*** (OPEN) Original LTV (OLTV) does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The matrix requires a XXX% reduction of the LTV for first time investors.  The maximum LTV allowed is X0%, the borrower is a first-time investor; therefore the max allowed is 6XXX%.  The loan closed with a XX% LTV. The file included an approved exception (pg 3X9), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The file did XXXt include evidence of XX/XX/XXXX payment. The file included an approved exception (pg 3X9), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Condo / XXXXX rider Missing - EV R
COMMENT:   The file is missing the executed Condo Rider

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the executed Lenders Instructions,

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the executed loan agreement.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file is missing the executed Mortgage.

*** (CURED) XXXte is missing or unexecuted - EV R
														COMMENT: The file is missing the executed XXXte.
VDGZFW2BEOF	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 308) indicating the borrower lives rent XXXXX at the XXXXXXX. The file included an approved exception (pg 183), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending secondary valuation

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX - continuing, declared a major disaster XX/XX/XXXX, XXXXXX Tropical Storm XXXXXX. (XXXX). The appraisal was completed XX/XX/XXXXand signed on XX/XX/XXXX. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
VE3QJKGVNAB	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT:   The DSCR does XXXt meet guidelines.  The guidelines (pg 8) require a minimum DSCR for Owner/User,  Traditional II products to have a minimum DSCR of 1.%.  The loan closed with a DSCR of XX%. The file included an approved exception (pg XXXXXX), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
COMMENT:   The matrix (pg 1) requires a XXX year prepayment penalty, with an option to buydown the prepayment penalty.  The final HUD confirms the borrower did XXXt pay a buydown for the prepayment.  The XXXte confirms the borrower has a XXX year prepayment penalty. The file included an approved exception (pg XXXXXX), citing mitigating factors of XXXXXXXXXX.

*** (OPEN) Original LTV (OLTV) does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The matrix (pg 1) allows a max X0% for Traditional II products. The loan closed with a LTV of XXX%. The file included an approved exception (pg XXXXXX), citing mitigating factors of XXXXXXXXXX.
VMAPFHBNKLF	XXXXXX	XXXXXXX		XXXXXXX		1	1	1	1	1	1
VRDU0NUP2NM	XXXXXX	XXXXXXX	3	2	3	3	2	1	*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
COMMENT:   The guidelines (pg 40) require Mortgage payment histories XXXt reported on the credit report, must be verified for the past XXX months on the borrower’s XXXXXXX. The borrower lives XXXXXXX. The file included an approved exception (pg XX2), citing mitigating factors of strong DSCR, XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrowers’ qualifying score is XXX. The file included an approved exception (pg XX2), citing mitigating factors of strong DSCR, XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Application Missing - EV R
COMMENT:   The file is missing the final loan application.

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the Agreement to Provided Insurance.

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   The file is missing the guaranty.

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the executed insurance waiver.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The guidelines (pg XXX8) All policies shall be issued by an insurance carrier with a rating of "A-VIII" or better by XXX , rating of A or better by XXX  Inc., or a rating of "A" or better as to claims-paying ability by Standard & Poor's Rating Group. The file is missing evidence of the rating.

*** (CURED) Missing Doc - EV R
COMMENT:   The file is missing the executed lenders instructions.

*** (CURED) Missing XXXood cert - EV R
COMMENT:   The file is missing the XXXood certificate.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The file is missing the evidence of insurance.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The file is missing the evidence of title.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file is missing the mortgage.

*** (CURED) XXXte is missing or unexecuted - EV R
COMMENT:   The file is missing the XXXte.

*** (CURED) Validation of XXXXXXX - Missing - EV R
														COMMENT: The file is missing the Sitex report for the borrowers XXXXXXX.
VRU1GIUHKHZ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types.  The evidence of insurance (pg 2XX-2XXX) does XXXt include the law and ordinance endorsement. The file included an approved exception (pg XX4), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (p XXXX) indicates policy number must be indicated. The evidence of insurance (p 2XX) does XXXt reXXXect the policy number. The loan file contains XXX separate policies and the other evidence of insurance does indicate a policy number.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XX4), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX., declared a major disaster XX/XX/XXXX., XXX Hurricane XXX. (DR-4X98XXX). The appraisal was completed XX/XX/XXXX. and signed on XX/XX/XXXX.. The file does XXXt include an update confirming the property was XXXt affected by the disaster.
W3JONFQBF2K	XXXXXX	XXXXXXX	3	3	3	3	1	3	*** (OPEN) Property Issues indicated - EV 3
COMMENT: The appraiser confirmed the subject property did XXXt feature smoke/CO detectors. XXXXXXXXXXXX, every dwelling unit shall be equipped with at least one approved carbon moXXXxide alarm in an operating condition within XXX feet of every room used for sleeping purposes.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the executed insurance waiver.

*** (CURED) Missing XXXood cert - EV R
COMMENT:   The file is missing the XXXood certificate.

*** (CURED) XXXte is missing or unexecuted - EV R
														COMMENT: The file is missing the XXXte.
W4R5VZKNSTC	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types. The evidence of insurance (pg XXX8) does XXXt include the law and ordinance endorsement. The file included an approved exception (pg XX1), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The loan file is missing a copy of the HOA certification or HOA documentation. The file included an approved exception (pg XX1), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XXXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XXX months. The loan file contains (p 303-3XXX) canceled checks for dates XX/XX/XXXX. The file has duplicate payments for XX/XX/XXXX (pg 303-304). The loan file is missing a VOM and canceled payment for XX/XX/XXXX to round out a full XXX months of payments.	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
COMMENT:   The evidence of insurance (p XXX8) does XXXt indicate business income coverage. The loan file does XXXt contain a separate policy from the Master HOA Policy that covers business income.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The guidelines (pg XXX8) indicates all policies shall be issued by an insurance carrier with a rating of "A-VIII" or better by XXX , rating of A or better by XXXXXX., or a rating of "A" or better as to claims-paying ability by Standard & Poor's Rating Group. The loan file is missing a copy of the insurance carrier rating.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final master HUD executed by the borrower or stamped by the settlement agent is missing.

*** (CURED) Missing credit report - EV R
COMMENT:   The loan file is missing the credit report for the borrower XXXXXX.

*** (CURED) Missing XXX / Entity Documents - EV R
COMMENT:   The guidelines (p 63) indicates the following corporate documents must be provided for review prior to closing. Cert of good standing from state the Corporation is incorporated. Certified Corporate Bylaws, with all schedules and amendments. All shareholder agreements. Complete shareholder, director, and officer list with their respective ownership interest. The subject loan closed with the borrowing entity XXXXXXXX XXX. The loan file is missing the above mentioned corporate documents and the VCC entity checklist is XXXt completed they were reviewed.

*** (CURED) VOM or VOR missing/required - EV R
														COMMENT: The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the XXXXXXX. The loan application (p XXX4) and the SiteX report (p XXX9) for the borrower XXXXXXX reXXXects there is a conventional mortgage with an original balance of $XXX opened XXX. The loan file is missing proof of the borrower XXXXXXX mortgage payment history.
WD2ZKJZIPOX	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
WF1A1HWLDO5	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the subject property. The subject property has had recent XXXX activity as reXXXected on the Sitex report (p 394) in XXXX. The loan file contains an XXXXX from the attorney (p 294) indicating the mortgage in question is XXXt the borrowers but the previous owner who is XXXw XXXXXX. The loan file contains a VOM (p 4XXX0) for the recent loan taken out on the subject in XX/XX/XXXX. The file included an approved exception (pg 290), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
WGCDSD4J0RA	XXXXXX			XXXXXXX		1	1	1	1	1	1
WMRNQ0EWLY0	XXXXXX			XXXXXXX		1	1	1	1	1	1
WOTTYMSMSXZ	XXXXXX			XXXXXXX		3	1	3	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending *** (CURED) XXXXXXXXXXation - EV R COMMENT: The file is missing the borrower executed lender instructions
WT1ACBODQIY	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) XXXood Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (p XXX9) indicates the XXXood deductible up to XX% is acceptable. The evidence of XXXood insurance (p 92) reXXXects the deductible of $XXX or XXX%, which exceeds the allowable XX% or $XXX.

*** (OPEN) Borrower(s)  Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXXX-XXX8) for investor 1-4 properties general liability insurance, $XXX is acceptable for the general aggregate limit. The loan file contains (pgs 106) insurance policy with general liability coverage of $XXX per occurrence. The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Does XXXt meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pg 8) indicates minimum loan amount for permanent financing for an investor 1-4 is $XXX. The loan closed with a loan amount of $XXX. The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
													COMMENT: The subject transaction is a XXXX, the appraisal reXXXected the property was XXXX. The file includes a recent lease (p 12X) dated after the date of the appraisal. The file included an approved exception (pg XXX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
WU0JJ4FUFMA	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) wind/hail deductible up to the lesser of XX% or $XXX of loan amount is acceptable. The guidelines (pg XXXX) require Wind and Storm (“Wind and Hail”) policies are required for properties located in areas of high risk. The evidence of insurance (pg 222) does XXXt include wind and hail or hurricane coverage.  The property is located in XXXXXXX.

*** (OPEN) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) requires 1-4 Tenant Occupied;  If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance (pg 2XXX) reXXXects loss of use and the policy does XXXt reXXXect it is a Landlord/Rental policy.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property as tenant occupied.  The file did XXXt include lease agreements for the subject property. The LOX on page XXX says rents to family, friends and by word of mouth on a short-term basis XXX contract involved. The file included an approved exception (pg 2XX), citing mitigating factor of XXXXXXXXXX.

*** (OPEN) Occupancy- Potential Occupancy Misrepresentation - EV 2
													COMMENT: The guidelines (pg 33) Properties that are vacation homes or second homes are considered XXXXXXXX if the borrower or their immediate family use or intend to use the property for more than XX days. The borrower provided an LOX (p 2XXXX) indicating the subject is leased to family and friends on short term basis, XXX contract involved. The evidence of insurance (p 2XXX) does XXXt reXXXect landlord policy.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
WVQQNTUIKUG	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Credit history insufficient/does XXXt meet guidelines (ATR) - EV 2
													COMMENT: The XXXXXXX property profile includes an open pre-foreclosure, XXXtice of XXX dated XX/XX/XXXX; however, the credit report shows current XXXw and in forbearance. The loan approval has an approved exception allowing based on mitigated factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
WW1NZBCQXYZ	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property are required to obtain a Business Interruption policy.  The evidence of insurance does XXXt include the law and ordinance endorsement. The file included an approved exception (pg XX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.

*** (OPEN) Missing XXX / Entity Documents - EV 2
COMMENT: The guidelines (pg 40), Owner User Borrower, a business license may be required. The underwriter requested the business and the file did XXXt include the business license. The file included an approved exception (pg XX2), citing mitigating factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the analyst review.

*** (CURED) Missing Doc - EV R
COMMENT:   The file is missing the executed agreement to provide insurance.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file is missing the mortgage.

*** (CURED) XXXte is missing or unexecuted - EV R
COMMENT:   The file is missing the XXXte.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The guidelines (pg 4XXX) Foreign Investors, requires proof of identification, passport/government ID. The file include a temporary photo ID (pg 1X6) which expired XX/XX/XXXX. The file did XXXt include valid identification.
WXNKLMZAMXD	XXXXXX			XXXXXXX		1	1	1	1	1	1
X3ZWV5XGQBJ	XXXXXX	XXXXXXX	3	1	3	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The loan file contains (p 4XX) Waiver of Insurance Escrows form that is XXXt fully executed. The final HUD (p XXXXXX) supports there were XXXt insurance escrow account collected.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The mortgage (p 3X0) is XXXt fully executed or signed by all parties. The loan file is missing an executed mortgage.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
														COMMENT: The Condo Rider (p 1XX) is XXXt fully executed. The loan file is missing an executed Condo Rider.
X5QXEF5YXFS	XXXXXX	XXXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Asset do XXXt meet guidelines - EV 2
COMMENT:   XXXXXXXXXX to support evidence of $XXX/room of working capital prior to the funding of the proposed loan.   Asset documentation provide covered the XXX% Borrower Contribution. Unable to locate the additional evidence of working capital.

*** (OPEN) Employment History Does XXXt Meet Guides - EV 2
COMMENT:   Principal does XXXt meet the guideline requirement of at least XXX years of XXX.  Lender ackXXXwledged and commented as follows: Although the principal has XXX direct hotel management experience, he has comparable experience owning and managing assisted living facilities. For both the hotel & assisted living industries, the primary drivers of positive experiences for guests and residents are room upkeep & cleanliness, facility amenities and facility staff management. The intricacies of owning & managing an assisted facility directly translates to owning & managing a XXXX facility. He also has strength in his eduction background (Master's Degree in XXX from XXXXXX in XXXX) and diverse work & leadership experience.  He will receive assistance from XXXXXXXXXXXX, a key employee with over XXX years of hospitality industry experience. XXXXX is XXX in XXXXX. He received a degree in XXX from XXXXXXXXX.

*** (OPEN) Missing Appraisal - EV 2
													COMMENT: Missing Second Appraisal by a third-party appraisal company, which is required for all loans above $XXX and loans backed by hotels.	*** (CURED) Loan Agreement - EV R COMMENT: Loan Agreement is missing XXXXXXXXXX's signature *** (CURED) Missing Doc - EV R COMMENT: Missing Closing Instructions signed by Escrow Agent
XBALS1VYERP	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix (pg 1) allows a max X0% for Traditional II products and also requires a XXX% Reduction of LTV due to XXX time investor for a total max LTV allowed of XXX%. The loan closed with a LTV of XXX%. The file included an approved exception (pg 331), citing mitigating factor of XXXXXXXXXX.

*** (OPEN) DSCR Is XXXt Eligible - EV 2
COMMENT: The guidelines (pg 8) requires a minimum DSCR of 1.2XXXx for Traditional II transactions with a loan amount greater than $XXX. The loan closed with a loan amount of $XXX and DSCR of XXX. The file included an approved exception (pg 331), citing mitigating factor of XXXXXXXXXX.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The guidelines (pg 6XXX), Final Settlement requires the final statement to reXXXect both Borrower and Seller information. The final HUD (pg 1XX) only provides the buyer information.
XBSDZBPRFUJ	XXXXXX	XXXXXXX	3	2	3	3	2	1	*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
COMMENT:   The matrix (pg 1 and 4) reXXXects the Fixed Interest Only period is a XXX-year term.   The loan approval confirms the interest only period is XXX years.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT: The guidelines indicate properties located in a town or city with a population less than 2XXX,000 but greater than or equal to 2,XXX00 and are within a 2XXX miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is XXXXXX as of XX/XX/XXXX. The nearest city with a population of over $XXXX is XXX miles away.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) Missing XXXood cert - EV R
COMMENT:   The file is missing the XXXood certificate.

*** (CURED) XXXt all borrowers signed HUD - EV R
COMMENT:   The final HUD is XXXt executed by the borrower or stamped by the settlement agent.

*** (CURED) XXXte is missing or unexecuted - EV R
														COMMENT: The file is missing the XXXte.
XHHNGXHUNJN	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg 49), First time buyers is a borrower who has XXXt owned a commercial property and/or has limited landlord experience.  A Minimum three (XXX) months PI reserves ($XXX) required post-closing.   The borrower is a first-time investor. The file did XXXt include evidence the borrower has owned XXXX properties.  The credit report reXXXected XXX mortgages for the borrowers XXXXXXX. The file included evidence of assets in the amount of $XXX. The final HUD confirms required cash to close in the amount of $XXX.  The file did XXXt include evidence of XX months of reserves.

*** (OPEN) Original LTV (OLTV) does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The matrix requires a XX% reduction of the LTV for XXXX time investors.  The maximum LTV allowed for a 1-4 Investor transaction is XX%. The borrower is a first-time investor; therefore the max allowed is XX%.  The loan closed with a LTV of XX%. The file did XXXt include evidence the borrower has owned XXXX properties.  The credit report reXXXected XXX mortgages for the borrowers XXXXXXX.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrowers’ qualifying score is XXX. The file included an approved exception (pg 168), citing mitigating factors of XXXXXXXXXX and strong marketing trends.	*** (CURED) Application XXXt Signed by All Borrowers - EV R
COMMENT:   The file is missing the final executed loan application.

*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   XX/XX/XXXX: Secondary valuation received - Desk Review - supports the appraised value

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the executed lenders instructions

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The mortgage is missing Exhibit A, Property Description.

*** (CURED) Missing Title evidence - EV R
														COMMENT: The file is missing the preliminary title.
XHOP2IZ2XJX	XXXXXX	XXXXXXX	3	2	3	3	2	2	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The subject transaction is a XXXXXXXXXX, the appraisal reXXXected the property was XXXXX.  The file did XXXt include lease agreements for the subject property. The file included an approved exception (pg XXX), citing mitigating factor of XXXXXXXXXX.

*** (OPEN) Property listed for sale in past XXX months - EV 2
COMMENT: The guidelines (pg XXX1) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term XXXXXXXXXXs only with a XX year prepayment. The appraisal (pg XX) reXXXects the subject was listed for sale on XX/XX/XXXX for $XXX under private XXXX #XXXXX. The loan file does XXXt include an approved exception for the cash out XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The loan file is missing fully executed loan documents signed by the borrower or lender. The following documents do XXXt have a signature: Agreement to Provide Insurance, XXXXXXX to promissory XXXte, assignment of collateral agreements, assignment of commercial mortgage, security agreement and assignment of leases and rents, certification of authority, business purpose of loan certification, certificate as to oil and hazardous materials, lenders instructions, XXXXXXX, consent to use tax return, W-9, loan agreement, XXXtice - insurance placement - XXXXXX, short form title, and waiver of insurance escrow.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The mortgage (p XXX2)  in the loan file is XXXt fully executed. The loan file is missing a copy of the executed mortgage.

*** (CURED) XXXte is missing or unexecuted - EV R
														COMMENT: The XXXte (p XX0) is XXXt executed. The loan file is missing a copy of the fully executed XXXte.
XUECGSWM3SW	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
XZ112NGOKBT	XXXXXX	XXXXXXX	3	2	3	3	1	2	*** (OPEN) Property zoned rural and contains more than 10 acres - EV 2
COMMENT: The guidelines indicate properties located in a town or city with a population less than 2XXX,000 but greater than or equal to 2,XXX00 and are within a 2XXX miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is XXXXX, as of XX/XX/XXXX. The nearest city with a population of over $XXX is XXX miles away	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The file is missing the analyst review.

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   The file is missing the guaranty.

*** (CURED) Lender Approval - EV R
COMMENT:   The file is missing the Loan Approval

*** (CURED) Loan Agreement - EV R
COMMENT:   The file is missing the loan agreement.

*** (CURED) Missing XXX / Entity Documents - EV R
COMMENT:   The file is missing the entity documents.

*** (CURED) Mortgage missing / unexecuted - EV R
														COMMENT: The file is missing the mortgage.
YCTPWZ0FPLO	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Original LTV (OLTV) does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The borrower is a first time investor requiring a XXX% reduction in the max LTV resulting in a maximum allowable LTV of X0%. The subject LTV is XXX% which exceeds guideline max. The loan approval has an approved exception allowing based on mitigated factors of XXXXXXXXXX and XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
YQWCZS05FWT	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg 34) require a minimum credit score of XXXX. The borrower's qualifying score is XXX. The file included an approved exception (pg 181), citing mitigating factor of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
YQYQL0ZDSID	XXXXXX	XXXXXXX	3	2	3	3	2	1	*** (OPEN) Seller contributions exceed guideline limit - EV 2
COMMENT: The guidelines (pg 48) allow contributions from interested parties such as the XXXXXXXXX etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only XXXt to exceed XXX% of the purchase price or VCC value. The final HUD (pg XXXX) reXXXected the seller provided a $XXX credit or XXX% of the purchase price. The file included an approved exception (pg 2XXXXXX), citing mitigating factors of XXXXXXXXXX.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending secondary valuation.

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The guidelines (pg 4X) require down payment and verification of funds to close. The final HUD reXXXects cash to close in the amount of $XXX.  The file included evidence of the incoming wire from XXXX #XXXX from XXXXXX Properties for the cash to close.  The file did XXXt include evidence of the XXXX statement.  The file also included a HUD dated XX/XX/XXXX, for property XXXXXX, confirming cash back proceeds of $XXX.  The HUD reXXXected the borrower was XXXXXX XXX.  The file did XXXt include evidence the borrower has ownership of XXXXXX XXX.

*** (CURED) Fraud Report  - EV R
COMMENT:   The included a SS Veritax report confirming the social security number is valid and was Issued between XX/XX/XXXX.  The borrowers year of birth is XX/XX/XXXX.

*** (CURED) Missing XXX / Entity Documents - EV R
COMMENT:   The operating agreement for XXXXXXX, XXX is XXXt executed by the borrower.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
														COMMENT: The appraisal reXXXects owner of record is XXXXXXXXX. The title and purchase contract reXXXects owner of record is XXX ,
YTEYYCIUXHI	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance (pg 1X1) reXXXects loss of use and does XXXt indicate Landlord/Rental policy

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg 49), First time buyers is a borrower who has XXXt owned a commercial property and/or has limited landlord experience.  A Minimum XXXX months PI reserves ($XXX) required post-closing.   The file included evidence of assets in the amount of $XXX. The final HUD confirms required cash to close in the amount of $XXX.  The file did XXXt provide evidence of required reserves.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XXX8) For Investor 1-4 properties, $XXX is acceptable for the general aggregate limit. The evidence of liability insurance reXXXects coverage of $XXX. The file included an approved exception (pg XXXX), citing mitigating XXXXX.

*** (OPEN) Original LTV (OLTV) does XXXt meet eligibility requirement(s) - EV 2
COMMENT: The matrix requires a XX% reduction of the LTV for first time investors. The maximum LTV allowed for a 1-4 Investor transaction is XXXX%. The borrower is a XXXX time investor; therefore the max allowed is X0%. The loan closed with a LTV of XX%	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) Assets are XXXt sufficient to close - EV R
														COMMENT: The guidelines (pg 4X) require down payment and verification of funds to close. The file included bank statement from Amex; however, the file did XXXt include the incoming wire of cashiers check of the funds to close, to confirm the account was from the verified account.
YWC0JMVTJEW	XXXXXX			XXXXXXX		3	1	1	3	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R *** (CURED) Missing XXXood cert - EV R COMMENT: The loan file is missing a copy of the XXXood cert.
Z2YDJ41GVD0	XXXXXX			XXXXXXX		1	1	1	1	1	1			*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: XX/XX/XXXX: Secondary valuation received - Desk Review - supports the appraised value
ZEWKC5XSA1P	XXXXXX	XXXXXXX	2	2	2	1	2	1	*** (OPEN) Does XXXt meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pg 8) indicates minimum loan amount for permanent financing for an investor 1-4 is $XXX. The loan closed with a loan amount of $XXX. The file included an approved exception (pg 22XXX), citing mitigating factors of XXXXXXX.

*** (OPEN) Lease Requirement  - EV 2
													COMMENT: The subject transaction is a XXXXX, the appraisal reXXXected the property was XXXX. The file included an approved exception (pg 22XXX), citing mitigating factors of XXXXXXXXXX X.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R COMMENT: Pending
ZKIZR5O31SC	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix (p 1) indicates the maximum LTV for 1-4 investor properties is XXXX%. The guidelines (p XXX1) for cash out XXXXXXXXXX where borrower is on title for less than XXX months, then the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the subject for $XXX and the appraised value is $XXX. The LTV is XXX%, which is greater than the maximum LTV of XX%.

*** (OPEN) HOA Certificate  - EV 2
COMMENT:   The loan file is missing a copy of the HOA certificate for the subject property.

*** (OPEN) Loan does XXXt conform to program guidelines - EV 2
COMMENT:   The matrix (p 1) indicates a max of XXX years I/O fixed term. The subject XXXte reXXXects a XXX year I/O term.

*** (OPEN) Qualifying Credit Score does XXXt meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg 34) require a minimum credit score of XXXX. The borrower qualifying score is XXX.

*** (OPEN) Verification of Morgage Second Lien  - EV 2
COMMENT: The guidelines (pg 40) require a mortgage payment history XXXt reported on the credit report must be verified for the past XXX months on the XXXXXXX. The guidelines (pg XXXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past XXX months. The siteX report (p 2XXX) for the XXXXXXX reXXXects a stand alone XXX mortgage for $XXX opened XX/XX/XXXX. The loan file is XXXXXXXXXXation to support the monthly payments were made on time for this loan.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R

*** (CURED) XXXXXXXXXXation - EV R
COMMENT:   The loan file is missing a copy of the Analyst Real Estate Review.

*** (CURED) Lender Approval - EV R
COMMENT:   The loan file is missing the lender loan approval.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing a copy of the lender instruction.

*** (CURED) Missing XXX / Entity Documents - EV R
COMMENT:   The loan file is missing the entity documents for the borrowing entity XXXXXXXXX.

*** (CURED) XXX evidence of required debt payoff - EV R
														COMMENT: The loan file is missing a payoff demand for XXXXXX.
ZOQC1LHXFVF	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XXX6) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pg XXXXXX) reXXXects a basic form.

*** (OPEN) Does XXXt meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the subject property on XX/XX/XXXX for $XXX. The value of $XXX. was used for qualifying purposes. The loan file contains a schedule of improvements (p 33XXX) for $$XXX.. The file included an approved exception (pg XX3), citing mitigating factor of XXXXXXXXXX. The loan LTV is XXX% and the program max LTV is XXXX%; therefore, the citing comp factor is XXXt valid.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject transaction is a XXXXXX, the appraisal reXXXected the property was XXXXX.  The file did XXXt include a lease for the subject property. The file included an approved exception (pg XX3), citing mitigating factor of XXXXXXXXXX. The loan LTV is XXX% and the program max LTV is XXXX%; therefore, the citing comp factor is XXXt valid.

*** (OPEN) Mortgage history for XXXXXXX less than XXX months - EV 2
													COMMENT: The guidelines (pg XXXX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XXX months from borrower. The loan file contains a XXXXXXXXXX (pg 4XX) indicating the borrower lives rent XXXXX at the XXXXXXX. The file included an approved exception (pg XX3), citing mitigating factor of XXXXXXXXXX. The loan LTV is XXX% and the program max LTV is XXXX%; therefore, the citing comp factor is XXXt valid.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
ZUXZWI4NZL2	XXXXXX	XXXXXXX	3	2	3	1	2	1	*** (OPEN) Does XXXt meet Seasoning Requirements - EV 2
COMMENT: The guidelines (pg XXX0) indicate a Borrower on title less than XXX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $. The value of $XXX was used for qualifying purposes. The file included a schedule of improvements (pg XXX, 62, XXX, 13X) in the combined amount of $XXX, which were made to the property after the purchase.	*** (CURED) Appraised value XXXt supported. Form Type and CU Score - EV R
COMMENT:   Pending secondary valuation

*** (CURED) Hazard Insurance - EV R
														COMMENT: The guidelines (pg XXX6) wind/hail deductible up to the lesser of XX% or $XXX is acceptable. The evidence of insurance (pg 331) reXXXects a wind deductible of XXX% of $XXX or $XXX, which exceeds the allowed $XXX